UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07896
GAMCO Global Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The GAMCO Global Convertible Securities Fund

Annual Report December 31, 2010
Mario J. Gabelli, CFA
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2010 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     The GAMCO Global Convertible Securities Fund (the “Fund”) (Class AAA) net asset value (“NAV”) per share rose 16.3% in 2010, compared with the Merrill Lynch Global 300 Convertible Index of 11.7%.
     For the full year 2010, the U.S. convertibles market gained 16.8% on a total return basis. As the fourth quarter drew to a close, December’s equity market rebound helped the U.S. convertibles market to richen slightly, but reflected a decline in the average discount to theoretical value of index constituents.
     Summarizing constituent performance for the full year by quality, size, and style, using component data from Bank of America’s Merrill Lynch Convertibles Index reveals the following: on a ratings basis, speculative grade convertibles outperformed investment grade convertibles by more than double (up 20.5% vs. 7.9%). By market capitalization, convertible securities of mid-cap companies had 2010 total returns of 19.1%, besting both large-caps and small-caps, which were up 16% and 14.7%, respectively. A comparison by investment style shows that growth names significantly outpaced value names (up 24.4% vs. 9.7%) in 2010.

     Demand for new convertible issuance has remained strong. During the fourth quarter, Bank of America (Merrill Lynch) reported twenty-six new deals pricing for aggregate proceeds of $12.7 billion. Year to date, seventy-six new deals have been priced, with aggregate proceeds of $33.8 billion, the lowest level of proceeds in more than a decade. New issuance activity has been inconsistent this year, while redemptions have remained at elevated levels, outpacing new issuance for the year, resulting in further net supply contraction. The negative net new issuance imbalance during 2010 totaled $21.1 billion. Despite the negative net new issuance drag, the total market value of the U.S. convertible universe grew to $232 billion by year end, gaining $11 billion during the year, driven largely by rebounding equity prices and positive secondary market performance.
     A selected holding that contributed positively to performance in 2010 was Bucyrus International Inc. (2.4% of net assets as of December 31, 2010). Bucyrus designs and manufactures mining equipment for the extraction of coal, copper, oil sands, iron ore, and other minerals in mining centers throughout the world. Other selected holdings that contributed positively to performance were CompuCredit Holdings Corporation, 3.625%, 5/30/25 (1.8%) and Baldor Electric Co. (1.7%). Some of our weaker performing securities during the year were Alcoa Inc. 5.25%, 3/15/14 (2.6%), GenCorp Inc. 2.25%, 11/15/24 (2.1%), a manufacturer of aerospace and defense systems with a real estate segment, and Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 (1.2%).
     We appreciate your confidence and trust.

Sincerely yours,

Bruce N. Alpert
President
February 24, 2011
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GLOBAL
CONVERTIBLE SECURITIES FUND CLASS AAA SHARES, THE LIPPER CONVERTIBLE SECURITIES FUND
AVERAGE, AND THE MSCI WORLD FREE INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2

Comparative Results
Average Annual Returns through December 31, 2010 (a) (Unaudited)

						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(2/3/94)
GAMCO Global Convertible Securities Fund Class AAA	4.56%	16.27%	(1.53)%	1.11%	2.48%	4.84%
Merrill Lynch Global 300 Convertible Index	5.38	11.73	3.54	7.17	5.56	6.06	(e)
MSCI World Free Index	8.82	13.21	(3.76)	3.98	3.69	6.56	(f)
Lipper Convertible Securities Fund Average	9.00	18.04	3.48	6.19	5.16	7.66
Class A	4.59	16.26	(1.51)	1.13	2.50	4.85
With sales charge (b)	(1.43)	9.57	(3.44)	(0.07)	1.90	4.49
Class B	4.35	15.15	(2.27)	0.35	1.74	4.39
With contingent deferred sales charge (c)	(0.65)	10.15	(3.26)	(0.04)	1.74	4.39
Class C	4.20	15.14	(2.35)	0.30	1.78	4.41
With contingent deferred sales charge (d)	3.20	14.14	(2.35)	0.30	1.78	4.41
Class I	4.61	16.19	(1.30)	1.25	2.55	4.88
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 3.37%, 3.37%, 4.12%, 4.12%, and 3.12%, respectively. The net expense ratios in the current prospectus for these share classes are 2.04%, 2.04%, 2.79%, 2.79%, and 1.79%, respectively. See page 10 for operating expenses for the year ended December 31, 2010. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on May 2, 2001, March 28, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Merrill Lynch Global 300 Convertible Index, and the Morgan Stanley Capital International (“MSCI”) World Free Index are unmanaged indicators of investment performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the maximum CDSC. A CDSC of 1% is imposed on redemptions made within one year of purchase.

(e)	There is no data available for the Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(f)	MSCI AC World Free Index since inception performance is as of January 31, 1994.

3

The GAMCO Global Convertible Securities Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from July 1, 2010 through December 31, 2010
Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund.When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio.The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2010.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/10	12/31/10	Ratio	Period*
The GAMCO Global Convertible Securities Fund
Actual Fund Return
Class AAA	$1,000.00	$1,122.00	2.00%	$10.70
Class A	$1,000.00	$1,122.10	2.00%	$10.70
Class B	$1,000.00	$1,117.40	2.75%	$14.68
Class C	$1,000.00	$1,117.10	2.75%	$14.67
Class I	$1,000.00	$1,120.00	1.75%	$9.35
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.12	2.00%	$10.16
Class A	$1,000.00	$1,015.12	2.00%	$10.16
Class B	$1,000.00	$1,011.34	2.75%	$13.94
Class C	$1,000.00	$1,011.34	2.75%	$13.94
Class I	$1,000.00	$1,016.38	1.75%	$8.89

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2010:
The GAMCO Global Convertible Securities Fund

Energy and Utilities	15.8%
Telecommunications	11.1%
U.S. Government Obligations	10.3%
Metals and Mining	8.8%
Computer Hardware	7.2%
Health Care	6.5%
Diversified Industrial	6.5%
Financial Services	5.9%
Machinery	4.1%
Business Services	3.6%
Consumer Products	3.4%
Commercial Services	3.2%
Equipment and Supplies	2.9%
Automotive	1.4%
Specialty Chemicals	1.3%
Aviation	1.0%
Entertainment	0.7%
Electronics	0.6%
Food and Beverage	0.3%
Broadcasting	0.0%
Other Assets and Liabilities (Net)	5.4%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The GAMCO Global Convertible Securities Fund
Schedule of Investments — December 31, 2010

Principal				Market
Amount			Cost	Value
		CONVERTIBLE CORPORATE BONDS — 69.7%
		Aviation — 1.0%
$50,000		Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13	$50,000	$95,250

		Broadcasting — 0.0%
400,000		Citadel Broadcasting Corp., Sub. Deb. Cv., Escrow, 4.000%, 02/11/20† (a)	0	0

		Business Services — 2.4%
200,000		The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	188,323	223,750

		Commercial Services — 3.2%
300,000		The Providence Service Corp., Sub. Deb. Cv., 6.500%, 05/15/14	274,394	300,000

		Computer Hardware — 7.2%
700,000		SanDisk Corp., Cv., 1.000%, 05/15/13	534,887	677,250

		Consumer Products — 3.4%
300,000		Eastman Kodak Co., Cv., 7.000%, 04/01/17	289,037	314,625

		Diversified Industrial — 6.5%
		GenCorp Inc., Sub. Deb. Cv.,
200,000		2.250%, 11/15/24	172,326	198,500
200,000		4.063%, 12/31/39	167,642	188,500
200,000		Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (b)	200,000	218,750

			539,968	605,750

		Electronics — 0.6%
52,000		Advanced Micro Devices Inc., Cv., 5.750%, 08/15/12	45,650	53,560

		Energy and Utilities — 12.0%
200,000		Cameron International Corp., Cv., 2.500%, 06/15/26	338,524	291,500
350,000		Covanta Holding Corp., Cv., 3.250%, 06/01/14	350,000	418,250
300,000		JA Solar Holdings Co. Ltd., Cv., 4.500%, 05/15/13	290,691	286,875
100,000		Seadrill Ltd., Cv., 3.625%, 11/08/12	107,636	124,250

			1,086,851	1,120,875

		Entertainment — 0.7%
50,000		Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	50,000	67,625

		Equipment and Supplies — 2.9%
200,000		Danaher Corp., Cv., Zero Coupon, 01/22/21	239,969	275,000

		Financial Services — 5.6%
200,000		CompuCredit Holdings Corp., Cv., 3.625%, 05/30/25	97,408	172,000
300,000		Janus Capital Group Inc., Cv., 3.250%, 07/15/14	300,000	357,000

			397,408	529,000

		Health Care — 6.5%
400,000		Chemed Corp., Cv., 1.875%, 05/15/14	365,452	401,500
200,000		Kinetic Concepts Inc., Cv., 3.250%, 04/15/15 (b)	165,529	211,250

			530,981	612,750

		Metals and Mining — 8.8%
100,000		Alcoa Inc., Cv., 5.250%, 03/15/14	100,000	247,875
200,000		Kinross Gold Corp., Cv., 1.750%, 03/15/28 (b)	202,223	207,250
250,000		Newmont Mining Corp., Ser. B, Cv., 1.625%, 07/15/17	328,515	364,687

			630,738	819,812

		Telecommunications — 8.9%
500,000		NII Holdings Inc., Cv., 3.125%, 06/15/12	488,036	493,125
20,000,000	(c)	Softbank Corp., Cv., 1.500%, 03/31/13	239,947	341,614

			727,983	834,739

		TOTAL CONVERTIBLE CORPORATE BONDS	5,586,189	6,529,986

		CORPORATE BONDS — 1.2%
		Energy and Utilities — 1.2%
200,000		Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	120,122	113,000

Shares
		CONVERTIBLE PREFERRED STOCKS — 1.4%
		Automotive — 1.4%
2,500		Ford Motor Co. Capital Trust II, 6.500% Cv. Pfd	116,725	129,650

See accompanying notes to financial statements.

6

The GAMCO Global Convertible Securities Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS — 12.0%
	Business Services — 1.2%
2,500	Akamai Technologies Inc.†	$87,831	$117,625

	Energy and Utilities — 2.6%
6,000	Emera Inc.	169,120	189,178
2,000	Endesa SA	50,618	51,568

		219,738	240,746

	Financial Services — 0.3%
500	Royal Bank of Canada	27,160	26,180

	Food and Beverage — 0.3%
1,000	Wimm-Bill-Dann Foods
	OJSC, ADR	31,365	32,970

	Machinery — 4.1%
2,500	Baldor Electric Co.	158,204	157,600
2,500	Bucyrus International Inc.	224,035	223,500

		382,239	381,100

	Specialty Chemicals — 1.3%
1,000	Dionex Corp.†	118,125	118,010

	Telecommunications — 2.2%
3,500	Telekom Austria AG	44,600	49,203
6,000	Vodafone Group plc, ADR	153,470	158,580

		198,070	207,783

	TOTAL COMMON STOCKS	1,064,528	1,124,414

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 10.3%
$965,000	U.S. Treasury Bills, 0.085% to 0.160%††, 02/03/11 to 05/12/11	964,688	964,733

	TOTAL INVESTMENTS — 94.6%	$7,852,252	8,861,783

	Other Assets and Liabilities (Net) — 5.4%		508,123

	NET ASSETS — 100.0%		$9,369,906

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2010, the fair valued security had no market value.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the market value of Rule 144A securities amounted to $637,250 or 6.80% of net assets.

(c)	Principal amount denoted in Japanese Yen.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

OJSC	Open Joint Stock Company

STEP	Step coupon bond. The rate disclosed is that in effect at December 31, 2010.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	89.6%	$7,940,973
Japan	3.9	341,614
Europe	3.3	292,321
Latin America	3.2	286,875

	100.0%	$8,861,783

See accompanying notes to financial statements.

7

The GAMCO Global Convertible Securities Fund
Statement of Assets and Liabilities
December 31, 2010

Assets:
Investments, at value (cost $ 7,852,252)	$8,861,783
Deposit at broker	365,915
Cash	12,471
Receivable for investments sold	76,334
Receivable for Fund shares issued	50,000
Dividends and interest receivable	43,849
Prepaid expenses	21,196
Other asset	1,505

Total Assets	9,433,053

Liabilities:
Payable for investment advisory fees	9,777
Payable for distribution fees	1,992
Payable for legal and audit fees	28,181
Payable for shareholder communications expenses	11,113
Payable for custodian fees	6,424
Other accrued expenses	5,660

Total Liabilities	63,147

Net Assets (applicable to 2,274,213 shares outstanding)	$9,369,906

Net Assets Consist of:
Paid-in capital	$10,410,862
Accumulated distributions in excess of net investment income	(6,921)
Accumulated net realized loss on investments, securities sold short, and foreign currency transactions	(2,043,583)
Net unrealized appreciation on investments	1,009,531
Net unrealized appreciation on foreign currency translations	17

Net Assets	$9,369,906

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($8,018,452 ÷ 1,943,514 shares outstanding; 75,000,000 shares authorized)	$4.13

Class A:
Net Asset Value and redemption price per share ($1,114,582 ÷ 269,407 shares outstanding; 50,000,000 shares authorized)	$4.14

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$4.39

Class B:
Net Asset Value and offering price per share ($1,679 ÷ 455 shares outstanding; 25,000,000 shares authorized)	$3.69	(a)

Class C:
Net Asset Value and offering price per share ($165,668 ÷ 44,056 shares outstanding; 25,000,000 shares authorized)	$3.76	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($69,525 ÷ 16,781 shares outstanding; 25,000,000 shares authorized)	$4.14

Statement of Operations
For the Year Ended December 31, 2010

Investment Income:
Dividends (net of foreign withholding taxes of $779)	$24,864
Interest	344,080

Total Investment Income	368,944

Expenses:
Investment advisory fees	89,486
Distribution fees — Class AAA	20,571
Distribution fees — Class A	1,159
Distribution fees — Class B	15
Distribution fees — Class C	1,889
Custodian fees	34,966
Legal and audit fees	31,839
Registration expenses	26,494
Shareholder communications expenses	22,323
Shareholder services fees	18,517
Directors’ fees	1,303
Interest expense	793
Dividend expense on securities sold short	572
Miscellaneous expenses	7,790

Total Expenses	257,717

Less:
Expense reimbursement (See Note 3)	(76,106)
Custodian fee credits	(3)

Total Reimbursements and Credits	(76,109)

Net Expenses	181,608

Net Investment Income	187,336

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	3,491
Net realized gain on securities sold short	11,209
Net realized gain on foreign currency transactions	35,817

Net realized gain on investments, securities sold short, and foreign currency transactions	50,517

Net change in unrealized appreciation/depreciation:
on investments	1,082,557
on foreign currency translations	(268)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	1,082,289

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	1,132,806

Net Increase in Net Assets Resulting from Operations	$1,320,142

(a)	Redemption price varies based on the length of time held.
See accompanying notes to financial statements.

8

The GAMCO Global Convertible Securities Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
Operations:
Net investment income	$187,336	$271,509
Net realized gain/(loss) on investments, securities sold short, and foreign currency transactions	50,517	(380,058)
Net change in unrealized appreciation on investments and foreign currency translations	1,082,289	2,638,873

Net Increase in Net Assets Resulting from Operations	1,320,142	2,530,324

Distributions to Shareholders:
Net investment income
Class AAA	(199,211)	(290,133)
Class A	(17,989)	(12,599)
Class B	(33)	(83)
Class C	(3,686)	(4,698)
Class I	(1,777)	(2,234)

Total Distributions to Shareholders	(222,696)	(309,747)

Capital Share Transactions:
Class AAA	(672,695)	1,609,009
Class A	589,714	179,782
Class B	33	(3,035)
Class C	(21,895)	37,198
Class I	(5,991)	21,671

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(110,834)	1,844,625

Redemption Fees	—	3,232

Net Increase in Net Assets	986,612	4,068,434

Net Assets:
Beginning of period	8,383,294	4,314,860

End of period (including undistributed net investment income of $0 and $0, respectively)	$9,369,906	$8,383,294

See accompanying notes to financial statements.

9

The GAMCO Global Convertible Securities Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss)												Ratios to Average
		from Investment Operations			Distributions									Net Assets/Supplemental Data
			Net												Operating	Operating	Dividend
	Net Asset	Net	Realized and	Total		Net					Net Asset		Net Assets	Net	Expenses	Expenses	Expense
Period	Value,	Investment	Unrealized	from	Net	Realized	Return				Value,		End of	Investment	Before	Net of	on Securities	Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption		End of	Total	Period	Income	Reimburse-	Reimburse-	Sold	Turnover
December 31,	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)	ment	ment††(b)	Short	Rate
Class AAA
2010	$3.64	$0.08	$0.51	$0.59	$(0.10)	—	—	$(0.10)	—		$4.13	16.3%	$8,018	2.11%	2.87%	2.02%	0.01%	68%
2009	2.62	0.12	1.03	1.15	(0.13)	—	—	(0.13)	$0.00	(c)	3.64	44.7	7,681	3.87	3.37	2.04	—	62
2008	4.77	0.08	(2.11)	(2.03)	(0.12)	—	—	(0.12)	0.00	(c)	2.62	(43.2)	4,000	1.88	3.38	2.02	—	110
2007	5.48	(0.04)	0.16	0.12	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(c)	4.77	2.1	9,294	(0.70)	2.46	2.12	—	141
2006	6.22	0.08	0.44	0.52	(0.10)	(1.16)	—	(1.26)	0.00	(c)	5.48	8.4	10,691	1.21	2.14	2.03	—	130
Class A
2010	$3.65	$0.08	$0.51	$0.59	$(0.10)	—	—	$(0.10)	—		$4.14	16.3%	$1,115	2.16%	2.87%	2.02%	0.01%	68%
2009	2.63	0.12	1.03	1.15	(0.13)	—	—	(0.13)	$0.00	(c)	3.65	44.5	472	3.71	3.37	2.04	—	62
2008	4.78	0.10	(2.13)	(2.03)	(0.12)	—	—	(0.12)	0.00	(c)	2.63	(43.1)	196	2.78	3.38	2.02	—	110
2007	5.49	(0.04)	0.16	0.12	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(c)	4.78	2.1	57	(0.69)	2.45	2.12	—	141
2006	6.23	0.08	0.44	0.52	(0.10)	(1.16)	—	(1.26)	0.00	(c)	5.49	8.4	49	1.24	2.14	2.03	—	130
Class B
2010	$3.27	$0.04	$0.45	$0.49	$(0.07)	—	—	$(0.07)	—		$3.69	15.2%	$2	1.29%	3.62%	2.77%	0.01%	68%
2009	2.36	0.10	0.91	1.01	(0.10)	—	—	(0.10)	$0.00	(c)	3.27	43.7	1	3.53	4.12	2.79	—	62
2008	4.34	0.02	(1.88)	(1.86)	(0.12)	—	—	(0.12)	0.00	(c)	2.36	(43.6)	4	0.56	4.13	2.77	—	110
2007	5.10	(0.08)	0.15	0.07	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(c)	4.34	1.3	37	(1.49)	3.21	2.87	—	141
2006	5.91	0.03	0.42	0.45	(0.10)	(1.16)	—	(1.26)	0.00	(c)	5.10	7.6	42	0.47	2.89	2.78	—	130
Class C
2010	$3.33	$0.05	$0.45	$0.50	$(0.07)	—	—	$(0.07)	—		$3.76	15.1%	$166	1.33%	3.62%	2.77%	0.01%	68%
2009	2.41	0.09	0.94	1.03	(0.11)	—	—	(0.11)	$0.00	(c)	3.33	43.5	162	2.96	4.12	2.79	—	62
2008	4.43	0.04	(1.94)	(1.90)	(0.12)	—	—	(0.12)	0.00	(c)	2.41	(43.6)	86	1.11	4.13	2.77	—	110
2007	5.19	(0.09)	0.16	0.07	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(c)	4.43	1.2	82	(1.65)	3.19	2.87	—	141
2006	5.99	0.04	0.42	0.46	(0.10)	(1.16)	—	(1.26)	0.00	(c)	5.19	7.8	164	0.57	2.90	2.78	—	130
Class I
2010	$3.66	$0.09	$0.50	$0.59	$(0.11)	—	—	$(0.11)	—		$4.14	16.4%	$69	2.37%	2.62%	1.77%	0.01%	68%
2009	2.63	0.13	1.04	1.17	(0.14)	—	—	(0.14)	$0.00	(c)	3.66	45.2	67	3.97	3.12	1.79	—	62
2008(d)	4.62	0.08	(1.95)	(1.87)	(0.12)	—	—	(0.12)	0.00	(c)	2.63	(41.2)	29	2.14 (e)	3.13 (e)	1.77 (e)	—	110

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratio for the year ended December 31, 2006 would have been 2.02% (Class AAA and Class A), 2.77% (Class B and Class C), respectively. For the years ended December 31, 2010, 2008, and 2007, the effect of Custodian Fee Credits was minimal. For the year ended December 31, 2009, there were no custodian fee credits.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund incurred interest expense during the years ended December 31, 2010, 2008, 2007, and 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.01%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A), 2.76%, 2.75%, 2.75%, and 2.75% (Class B and Class C), 1.76% and 1.75% (Class I), respectively. For the year ended December 31, 2009, the effect of the interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class B and Class C), and 1.75% (Class I), respectively.

(c)	Amount represents less than $0.005 per share.

(d)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(e)	Annualized.
See accompanying notes to financial statements.

10

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements
1. Organization. The GAMCO Global Convertible Securities Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

11

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	$424,250	$6,105,736	$0	$6,529,986
Corporate Bonds	—	113,000	—	113,000
Convertible Preferred Stocks (a)	129,650	—	—	129,650
Common Stocks (a)	1,124,414	—	—	1,124,414
U.S. Government Obligations	—	964,733	—	964,733

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$1,678,314	$7,183,469	$0	$8,861,783

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

12

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	12/31/10	12/31/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds*	$—	$—	$(117,365)	$306,365	$(225,000)	$36,000	$—	$0	$306,365

TOTAL INVESTMENTS IN SECURITIES	$—	$—	$(117,365)	$306,365	$(225,000)	$36,000	$—	$0	$306,365

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

*	At December 31, 2009, Citadel Broadcasting Corp. Convertible Corporate Bond was a Level 2 investment. The issuer of the Bond filed for reorganization on June 11, 2010. As a result, the Fund received Citadel Broadcasting Corp. Escrow bonds in exchange for the old bonds. The new escrow holding was fair valued to be a Level 3 investment at the date of measurement.
There were no Level 3 investments held at December 31, 2009.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness

13

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at December 31, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the year ended December 31, 2010, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended December 31, 2010, the Fund held no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an

14

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2010, the Fund held no investments in repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At December 31, 2010, there were no short sales outstanding.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable.The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

15

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and conversion of premiums from securities sold. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2010, reclassifications were made to decrease accumulated distributions in excess of net investment income by $32,016 and increase accumulated net realized loss on investments, securities sold short, and foreign currency transactions by $31,425, with an offsetting adjustment to additional paid-in capital.

16

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 was as follows:

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
Distributions paid from:
Ordinary income	$222,696	$309,747
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2010, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(2,043,559)
Net unrealized appreciation on investments and foreign currency translations	1,002,626
Other temporary differences*	(23)

Total	$1,040,956

*	Other temporary differences are primarily due to basis adjustments on investments in hybrid securities.
At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $2,043,559 which are available to reduce future required distributions of net capital gains to shareholders. $1,663,648 of the loss carryforward is available through 2016; and $379,911 is available through 2017.
During the year ended December 31, 2010, the Fund utilized capital loss carryforwards of $19,094.
At December 31, 2010, the temporary difference between book basis and tax basis net unrealized appreciation on investments was primarily due to deferral of losses from wash sales for tax purposes, adjustments on income from investments in hybrid securities, and taxable bond premiums added back for current and prior years.
The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$7,859,174	$1,070,376	$(67,767)	$1,002,609
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31,

17

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2011, at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2010, the Adviser reimbursed the Fund in the amount of $76,106. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. The agreements are renewable annually. At December 31, 2010, the cumulative amount which the Fund may repay the Adviser is $76,106.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

18

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2010, other than short-term securities and U.S. Government obligations, aggregated $5,575,966 and $6,034,269, respectively.
6. Transactions with Affiliates. During the year ended December 31, 2010, the Fund paid brokerage commissions on security trades of $2,594 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $362 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the year ended December 31, 2010.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2010, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit in during the year ended December 31, 2010 was $33,767 with a weighted average interest rate of 1.53%. The maximum amount borrowed at any time during the year ended December 31, 2010 was $937,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a front-end sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. There were no redemption fees during the year ended December 31, 2010. The redemption fees retained by the Fund during the year ended December 31, 2009 amounted to $3,232. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

19

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,209,301	$4,645,361	2,392,236	$7,237,716
Shares issued upon reinvestment of distributions	47,458	187,767	86,461	273,175
Shares redeemed	(1,421,079)	(5,505,823)	(1,894,850)	(5,901,882)

Net increase/(decrease)	(164,320)	$(672,695)	583,847	$1,609,009

Class A
Shares sold	215,094	$883,882	60,175	$199,839
Shares issued upon reinvestment of distributions	1,890	7,577	1,356	4,456
Shares redeemed	(76,753)	(301,745)	(6,909)	(24,513)

Net increase	140,231	$589,714	54,622	$179,782

Class B
Shares issued upon reinvestment of distributions	9	$33	30	$88
Shares redeemed	—	—	(1,163)	(3,123)

Net increase/(decrease)	9	$33	(1,133)	$(3,035)

Class C
Shares sold	27,328	$94,614	23,071	$64,512
Shares issued upon reinvestment of distributions	759	2,743	499	1,483
Shares redeemed	(32,721)	(119,252)	(10,579)	(28,797)

Net increase/(decrease)	(4,634)	$(21,895)	12,991	$37,198

Class I
Shares sold	1,957	$7,844	8,794	$26,906
Shares issued upon reinvestment of distributions	440	1,752	692	2,234
Shares redeemed	(3,931)	(15,587)	(2,269)	(7,469)

Net increase/(decrease)	(1,534)	$(5,991)	7,217	$21,671

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications.The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

20

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued)
10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which would allow the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders.The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Effective February 7, 2011, the Fund changed its name to The GAMCO Vertumnus Fund with a corresponding change in the name of each of its Classes of Shares. Coincident with the Board’s approval of these name changes, the Board also adopted a change to one of the Fund’s non-fundamental investment policies in order to give the portfolio manager enhanced investment management flexibility. Consequently, the Fund is no longer required to invest at least 40% of its total net assets in non-U.S. securities or related investments thereof, but the Fund will continue to invest in securities of issuers, or related investments thereof, located in at least three countries.
Management has evaluated the impact on the Fund of events occurring subsequent to December 31, 2010, through the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

21

The GAMCO Global Convertible Securities Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
GAMCO Global Series Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Convertible Securities Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc., as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Convertible Securities Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
February 28, 2011

22

The GAMCO Global Convertible Securities Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
During the six months ended December 31, 2010, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the Fund’s portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.
Investment Performance. The Independent Board Members reviewed the short and medium-term performance of the Fund against a peer group of convertible securities funds, noting that the Fund’s performance for the one, three and five year periods was poor. The Independent Board Members also acknowledged the limitations of the peer group selected because there was only one other dedicated global convertible fund in the peer group.
Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data relating to the impact of 20% growth in the Fund on the Adviser’s profitability.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of convertible securities funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios, after voluntary expense reimbursements, were significantly higher than and the Fund’s size was significantly lower than average within this group. The Independent Board Members also noted that all but one of the peer group were domestic convertible funds, thereby limiting the usefulness of peer group comparisons. The Independent Board Members compared the management fee for other funds managed by the Adviser and noted that neither the Adviser nor any of its affiliates manage other global convertible securities accounts.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services, but had a relatively poor performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable, particularly in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

23

The GAMCO Global Convertible Securities Fund
Additional Fund Information (Unaudited)
The business and affairs of the Corporation are managed under the direction of the Corporation’s Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Convertible Securities Fund at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Director	During Past Five Years	Held by Director[4]
INTERESTED DIRECTORS[3]:
Mario J. Gabelli Director and Chief Investment Officer Age: 68	Since 1993	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

John D. Gabelli Director Age: 66	Since 1993	10	Senior Vice President of Gabelli & Company, Inc.	—

INDEPENDENT DIRECTORS[5]:
E. Val Cerutti Director Age: 71	Since 2001	7	Chief Executive Officer of Cerutti Consultants, Inc.	Director of The LGL Group, Inc. (diversified manufacturing) (1990-2009)

Anthony J. Colavita Director Age: 75	Since 1993	34	President of the law firm of Anthony J. Colavita, P.C.	—

Arthur V. Ferrara Director Age: 80	Since 2001	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1992-1995)	—

Werner J. Roeder, MD Director Age: 70	Since 1993	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 76	Since 1993	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	Director of Aurado Energy Inc. (oil and gas operations) through 2005

Salvatore J. Zizza Director Age: 65	Since 2004	28	Chairman and Chief Executive Officer of Zizza & Co., Ltd. (private holding company) and Chief Executive Officer of General Employment Enterprises, Inc.	Director of Harbor BioSciences, Inc. (biotechnology) and Trans-Lux Corporation (business services); Chairman of each of BAM (manufacturing); Metropolitan Paper Recycling (recycling); Bergen Cove Realty Inc. (real estate); Bion Environmental Technologies (technology) (2005-2008); Director of Earl Scheib Inc. (automotive painting) through April 2009

24

The GAMCO Global Convertible Securities Fund
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 59	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director of Teton Advisors, Inc. since 1998; Chairman of Teton Advisors, Inc. 2008 to 2010; President of Teton Advisors, Inc. 1998 through 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 52	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

Peter D. Goldstein Chief Compliance Officer Age: 57	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Corporation’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.

25

2010 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended December 31, 2010, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.097, $0.098, $0.072, $0.071, and $0.107 per share for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2010, 5.28% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 9.42% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 85.39% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.
U.S. Government Income
The percentage of the ordinary income distribution paid by the Fund during 2010 which was derived from U.S. Treasury securities was 0.21%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities.The GAMCO Global Convertible Securities Fund did not meet this strict requirement in 2010. The percentage of U.S. Government securities held as of December 31, 2010 was 10.30%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

26

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Convertible Securities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert President and Secretary	Peter D. Goldstein Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAMCO
The GAMCO Global Convertible Securities Fund
ANNUAL REPORT
DECEMBER 31, 2010

The GAMCO Global Growth Fund
Annual Report
December 31, 2010
Caesar Bryan
Howard F. Ward, CFA
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2010 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     The GAMCO Global Growth Fund’s (the “Fund”) (Class AAA) net asset value (“NAV”) per share rose 14.3% in 2010, compared with the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index of 12.7%.
     With gross domestic product of around $15 trillion, the U.S. economy continues to dwarf all other single countries. The second and third largest economies are China and Japan, each with GDP of about $5 trillion. The European Union, (“EU”), which presently consists of twenty-seven nations and nearly 500 million people, has a GDP approximately the same size as the U.S. Bear in mind that 9% growth in China contributes $450 billion to incremental global GDP growth, about the same contribution to growth as would be generated by either the U.S. or EU if they grew at a 3.0% rate.

     MSCI data (all returns in dollars) shows 19 of 24 major national indices advanced in the fourth quarter. The U.S. (+10.8%) ranked in the top quartile during the quarter as the sixth best performer. Countries posting better performance than the U.S. were Canada (+12.2%), Japan (+12.1%), Norway (+11.8%), Austria (+11.7%), and New Zealand (+11.4%). Countries posting worse performance than the U.S. were Greece (-10.2%), Spain (-8.7%), Belgium (-3.6%), Italy (-2.4%), Portugal (-0.7%), France (+1.7%), the Netherlands (+1.9%), Israel (+4.6%), Hong Kong (+4.8), Finland (+5.9%), the United Kingdom (+6.0%), Ireland (+6.4%),Singapore (+6.8%), Denmark (+7.1%), Sweden (+7.4%), Switzerland (+7.5%), Germany (+9.5%), and Australia (+9.8%). In emerging markets, 15 of 21 countries recorded positive performance in the fourth quarter. Of the four largest emerging markets, Russia (+16.5%) posted the best quarterly performance, followed by Brazil (+2.6%), India (+2.0%), and China (+0.7%).
     Selected holdings that contributed positively to performance in 2010 were Apple Inc. (4.6% of net assets as of December 31, 2010), the Fund’s largest holding, Jardine Matheson Holdings Ltd. (2.5%), and Eaton Corp. (2.2%), a diversified power management company. Some of our weaker performing stocks during the year were Petroleo Brasileiro (1.6%), Southwestern Energy Co. (1.3%), and Monsanto Co. (1.2%), a provider of agricultural products for farmers.
We appreciate your confidence and trust.

Sincerely yours,

Bruce N. Alpert
February 24, 2011	President

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
GAMCO GLOBAL GROWTH FUND CLASS AAA SHARES, THE LIPPER GLOBAL
LARGE CAP GROWTH FUND AVERAGE, AND THE MSCI AC WORLD FREE INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2

Comparative Results
Average Annual Returns through December 31, 2010 (a) (Unaudited)

						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(2/7/94)
GAMCO Global Growth Fund Class AAA	13.10%	14.27%	(3.03)%	3.84%	1.94%	8.65%
MSCI AC World Free Index	8.73	12.67	(4.29)	3.44	3.20	N/A
Lipper Global Large Cap Growth Fund Average	8.69	13.35	(4.59)	3.19	0.78	2.16 (e)
Class A	13.05	14.27	(3.04)	3.84	1.95	8.66
With sales charge (b)	6.55	7.70	(4.93)	2.62	1.35	8.28
Class B	12.95	13.46	(3.75)	3.06	1.19	8.16
With contingent deferred sales charge (c)	7.95	8.46	(4.73)	2.71	1.19	8.16
Class C	12.84	13.40	(3.77)	3.06	1.18	8.14
With contingent deferred sales charge (d)	11.84	12.40	(3.77)	3.06	1.18	8.14
Class I	13.16	14.54	(2.76)	4.02	2.03	8.71
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.97%, 1.97%, 2.72%, 2.72%, and 1.72%, respectively. See page 10 for the expense ratios for the year ended December 31, 2010. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 2, 2000, May 5, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index is an unmanaged indicator of stock market performance, while the Lipper Global Large Cap Growth Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the maximum CDSC. A CDSC of 1% is imposed on redemptions made within one year of purchase.

(e)	Lipper Global Large Cap Growth Fund Average since inception performance is as of June 30, 1998.

3

The GAMCO Global Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from July 1, 2010 through December 31, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2010.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/10	12/31/10	Ratio	Period*

The GAMCO Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,293.10	1.88%	$10.87
Class A	$1,000.00	$1,293.10	1.88%	$10.87
Class B	$1,000.00	$1,288.80	2.63%	$15.17
Class C	$1,000.00	$1,288.10	2.63%	$15.17
Class I	$1,000.00	$1,294.70	1.63%	$9.43
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.73	1.88%	$9.55
Class A	$1,000.00	$1,015.73	1.88%	$9.55
Class B	$1,000.00	$1,011.95	2.63%	$13.34
Class C	$1,000.00	$1,011.95	2.63%	$13.34
Class I	$1,000.00	$1,016.99	1.63%	$8.29

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2010:

The GAMCO Global Growth Fund
Industrials	19.0%
Energy	17.7%
Materials	15.7%
Information Technology	15.6%
Consumer Staples	10.9%
Financials	9.5%
Consumer Discretionary	7.4%
Health Care	4.1%
U.S. Government Obligations	0.4%
Other Assets and Liabilities (Net)	(0.3)%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The GAMCO Global Growth Fund
Schedule of Investments — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.9%
	INDUSTRIALS — 19.0%
15,000	ABB Ltd., ADR	$488,103	$336,750
6,500	Cummins Inc.	214,162	715,065
15,000	Eaton Corp.	1,116,290	1,522,650
15,000	Emerson Electric Co.	678,758	857,550
3,700	FANUC CORP.	325,019	568,284
6,100	Flowserve Corp.	470,045	727,242
29,000	General Electric Co.	486,418	530,410
10,000	Honeywell International Inc.	438,495	531,600
14,000	ITT Corp.	661,834	729,540
39,000	Jardine Matheson Holdings Ltd.	1,038,818	1,716,000
9,100	Joy Global Inc.	335,088	789,425
13,000	Komatsu Ltd.	409,021	393,411
10,000	PACCAR Inc.	271,373	574,200
5,100	Precision Castparts Corp.	606,804	709,971
6,000	Rockwell Collins Inc.	308,390	349,560
2,880,000	Rolls-Royce Group plc., Cl. C†	4,545	4,490
2,800	Schneider Electric SA	418,033	419,066
5,000	Secom Co. Ltd.	186,467	236,790
7,300	Siemens AG	709,053	904,294
1,000	Siemens AG, ADR	94,218	124,250
7,000	United Technologies Corp.	368,682	551,040

	TOTAL INDUSTRIALS	9,629,616	13,291,588

	ENERGY — 17.7%
11,000	Apache Corp.	1,118,549	1,311,530
34,000	Chesapeake Energy Corp.	784,945	880,940
10,000	ConocoPhillips	595,071	681,000
14,372	Devon Energy Corp.	1,157,468	1,128,346
6,600	EOG Resources Inc.	599,663	603,306
23,800	Hess Corp.	1,606,756	1,821,652
11,000	Murphy Oil Corp.	762,950	820,050
15,000	Occidental Petroleum Corp.	986,439	1,471,500
32,000	Petroleo Brasileiro SA, ADR	1,330,858	1,093,440
10,000	Saipem SpA	240,421	492,296
25,000	Southwestern Energy Co.†	1,081,233	935,750
23,700	Ultra Petroleum Corp.†	1,205,526	1,132,149

	TOTAL ENERGY	11,469,879	12,371,959

	MATERIALS — 15.7%
20,100	Agnico-Eagle Mines Ltd.	1,158,567	1,541,670
6,950	Anglo American plc	272,680	361,424
27,000	Barrick Gold Corp.	1,239,629	1,435,860
6,000	BHP Billiton plc	95,357	238,634
10,900	Freeport-McMoRan Copper & Gold Inc.	690,635	1,308,981
10,000	Goldcorp Inc.	388,387	459,800
14,666	Lonmin plc†	530,588	449,538
12,500	Monsanto Co.	868,100	870,500
13,300	Newmont Mining Corp.	679,744	817,019
6,300	Rio Tinto plc	195,062	440,676
4,800	Rio Tinto plc, ADR	339,640	343,968
15,000	The Mosaic Co.	746,855	1,145,400
40,000	Tokai Carbon Co. Ltd.	164,086	248,799
10,200	Vale SA, ADR	174,758	352,614
38,598	Xstrata plc	373,530	905,976

	TOTAL MATERIALS	7,917,618	10,920,859

	INFORMATION TECHNOLOGY — 15.6%
8,000	Adobe Systems Inc.†	297,832	246,240
10,000	Apple Inc.†	1,684,250	3,225,600
5,500	Canon Inc.	302,383	285,195
23,000	EMC Corp.†	441,340	526,700
4,300	Google Inc., Cl. A†	2,047,469	2,554,071
12,000	Intel Corp.	251,740	252,360
5,300	International Business Machines Corp.	650,697	777,828
3,400	Keyence Corp.	638,916	984,949
1,300	MasterCard Inc., Cl. A	203,703	291,343
34,500	Microsoft Corp.	975,084	963,240
10,000	QUALCOMM Inc.	445,463	494,900
3,700	Visa Inc., Cl. A	241,929	260,406

	TOTAL INFORMATION TECHNOLOGY	8,180,806	10,862,832

	CONSUMER STAPLES — 10.9%
9,000	Colgate-Palmolive Co.	751,155	723,330
5,300	Costco Wholesale Corp.	295,184	382,713
10,371	Danone	602,640	651,644
70,000	Davide Campari - Milano SpA	154,127	455,548
27,500	Diageo plc	377,696	508,068
14,400	Nestlé SA	569,650	843,208
12,100	PepsiCo Inc.	745,638	790,493
5,456	Pernod-Ricard SA	348,481	512,988
46,000	Tesco plc	395,588	304,802
20,500	The Coca-Cola Co.	1,145,131	1,348,285
12,500	The Procter & Gamble Co.	772,437	804,125
11,100	Woolworths Ltd.	182,007	306,192

	TOTAL CONSUMER STAPLES	6,339,734	7,631,396

	FINANCIALS — 9.5%
4,000	BlackRock Inc.	839,342	762,320
64,000	Cheung Kong (Holdings) Ltd.	853,530	987,238
1,533	China Life Insurance Co. Ltd., ADR	35,142	93,773
10,000	Julius Baer Group Ltd.	325,823	468,449
6,000	Northern Trust Corp.	319,587	332,460
17,300	Schroders plc	253,505	500,335
See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
40,000	Standard Chartered plc	$533,572	$1,076,083
6,000	State Street Corp.	288,308	278,040
25,000	Sun Hung Kai Properties Ltd.	370,825	415,230
70,000	Swire Pacific Ltd., Cl. A	751,227	1,150,937
32,000	The Charles Schwab Corp.	489,437	547,520

	TOTAL FINANCIALS	5,060,298	6,612,385

	CONSUMER DISCRETIONARY — 7.4%
1,100	Amazon.com Inc.†	78,221	198,000
25,000	British Sky Broadcasting Group plc	358,450	286,872
3,400	Christian Dior SA	227,015	485,695
5,500	Coach Inc.	219,928	304,205
8,714	Compagnie Financiere Richemont SA, Cl. A	146,092	512,588
9,300	Hennes & Mauritz AB, Cl. B	204,492	309,739
23,500	Johnson Controls Inc.	756,627	897,700
9,000	Next plc	314,889	277,128
3,200	NIKE Inc., Cl. B	174,435	273,344
13,000	Nikon Corp.	312,574	263,715
3,000	Polo Ralph Lauren Corp.	169,224	332,760
7,000	The Swatch Group AG	392,957	564,492
7,000	Tiffany & Co.	256,914	435,890

	TOTAL CONSUMER DISCRETIONARY	3,611,818	5,142,128

	HEALTH CARE — 4.1%
4,200	Becton, Dickinson and Co.	308,903	354,984
6,600	Hisamitsu Pharmaceutical Co. Inc.	159,368	278,015
4,600	Novo Nordisk A/S, Cl. B	312,679	518,712
2,600	Roche Holding AG, Genusschein	255,977	380,962
8,700	St. Jude Medical Inc.†	359,759	371,925
6,300	Stryker Corp.	365,724	338,310
4,400	Takeda Pharmaceutical Co. Ltd.	214,043	216,504
6,000	Varian Medical Systems Inc.†	304,745	415,680

	TOTAL HEALTH CARE	2,281,198	2,875,092

	TOTAL COMMON STOCKS	54,490,967	69,708,239

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$295,000	U.S. Treasury Bills, 0.120%††, 02/10/11 to 03/24/11	$294,937	$294,943

	TOTAL INVESTMENTS — 100.3%	$54,785,904	70,003,182

	Other Assets and Liabilities (Net) — (0.3)%		(191,637)

	NET ASSETS — 100.0%		$69,811,545

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	66.8%	$46,733,421
Europe	19.5	13,678,675
Asia/Pacific	6.7	4,669,370
Japan	5.0	3,475,662
Latin America	2.0	1,446,054

	100.0%	$70,003,182

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund
Statement of Assets and Liabilities
December 31, 2010

Assets:
Investments, at value (cost $54,785,904)	$70,003,182
Receivable for Fund shares issued	1,129
Dividends receivable	86,127
Prepaid expenses	34,236

Total Assets	70,124,674

Liabilities:
Payable to custodian	81,681
Payable for Fund shares redeemed	27,854
Payable for investment advisory fees	58,459
Payable for distribution fees	14,753
Payable for accounting fees	7,500
Payable for audit fees	46,358
Payable for shareholder communications expenses	24,811
Payable for shareholder services fees	16,733
Payable for legal fees	15,929
Other accrued expenses	19,051

Total Liabilities	313,129

Net Assets (applicable to 2,868,637 shares outstanding)	$69,811,545

Net Assets Consist of:
Paid-in capital	$59,165,731
Accumulated net investment loss	(93,623)
Accumulated net realized loss on investments and foreign currency transactions	(4,481,586)
Net unrealized appreciation on investments	15,217,278
Net unrealized appreciation on foreign currency translations	3,745

Net Assets	$69,811,545

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($67,782,152 ÷ 2,784,212 shares outstanding; 75,000,000 shares authorized)	$24.35

Class A:
Net Asset Value and redemption price per share ($1,193,087 ÷ 48,993 shares outstanding; 50,000,000 shares authorized)	$24.35

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$25.84

Class B:
Net Asset Value and offering price per share ($3,300 ÷ 144.4 shares outstanding; 25,000,000 shares authorized)	$22.85	(a)

Class C:
Net Asset Value and offering price per share ($373,467 ÷ 16,410 shares outstanding; 25,000,000 shares authorized)	$22.76	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($459,539 ÷ 18,878 shares outstanding; 25,000,000 shares authorized)	$24.34

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Year Ended December 31, 2010

Investment Income:
Dividends (net of foreign withholding taxes of $22,782)	$944,427
Interest	356

Total Investment Income	944,783

Expenses:
Investment advisory fees	651,563
Distribution fees — Class AAA	158,261
Distribution fees — Class A	2,639
Distribution fees — Class B	1,062
Distribution fees — Class C	2,661
Shareholder services fees	96,176
Custodian fees	59,005
Shareholder communications expenses	57,296
Legal and audit fees	46,218
Accounting fees	45,000
Registration expenses	41,331
Directors’ fees	9,924
Interest expense	510
Miscellaneous expenses	47,509

Total Expenses	1,219,155

Net Investment Loss	(274,372)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	679,029
Net realized loss on foreign currency transactions	(262)

Net realized gain on investments and foreign currency transactions	678,767

Net change in unrealized appreciation/depreciation:
on investments	8,301,053
on foreign currency translations	(695)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	8,300,358

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	8,979,125

Net Increase in Net Assets Resulting from Operations	$8,704,753

See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
Operations:
Net investment loss	$(274,372)	$(176,494)
Net realized gain/(loss) on investments and foreign currency transactions	678,767	(1,975,363)
Net change in unrealized appreciation on investments and foreign currency translations	8,300,358	23,834,576

Net Increase in Net Assets Resulting from Operations	8,704,753	21,682,719

Distributions to Shareholders:
Net investment income Class I	—	(47)

Return of capital Class I	—	(279)

Total Distributions to Shareholders	—	(326)

Capital Share Transactions:
Class AAA	(7,971,576)	(5,089,994)
Class A	(61,885)	(208,076)
Class B	(143,585)	(43)
Class C	22,263	73,614
Class I	(42,208)	(604,075)

Net Decrease in Net Assets from Capital Share Transactions	(8,196,991)	(5,828,574)

Redemption Fees	5	163

Net Increase in Net Assets	507,767	15,853,982
Net Assets:
Beginning of period	69,303,778	53,449,796

End of period (including undistributed net investment income of $0 and $0, respectively)	$69,811,545	$69,303,778

See accompanying notes to financial statements.

9

The GAMCO Global Growth Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from											Ratios to Average Net Assets/
		Investment Operations			Distributions								Supplemental Data
			Net
	Net Asset	Net	Realized and	Total						Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from	Net		Return			Value,		End of	Investment		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment		of	Total	Redemption	End of	Total	Period	Income	Operating	Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income		Capital	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)	Expenses(c)	Rate
Class AAA
2010	$21.31	$(0.09)	$3.13	$3.04	—		—	—	$0.00	$24.35	14.3%	$67,782	(0.42)%	1.87%	34%
2009	14.91	(0.05)	6.45	6.40	—		—	—	0.00	21.31	42.9	67,292	(0.29)	1.97	45
2008	26.89	(0.02)	(11.86)	(11.88)	$(0.10)		—	$(0.10)	0.00	14.91	(44.2)	51,441	(0.07)	1.80	67
2007	22.93	0.09	3.96	4.05	(0.09)		—	(0.09)	0.00	26.89	17.7	104,421	0.37	1.74	42
2006	20.43	0.06	2.50	2.56	(0.06)		—	(0.06)	0.00	22.93	12.5	100,883	0.26	1.78	46
Class A
2010	$21.31	$(0.09)	$3.13	$3.04	—		—	—	$0.00	$24.35	14.3%	$1,193	(0.42)%	1.87%	34%
2009	14.91	(0.06)	6.46	6.40	—		—	—	0.00	21.31	42.9	1,115	(0.32)	1.97	45
2008	26.88	(0.02)	(11.86)	(11.88)	$(0.09)		—	$(0.09)	0.00	14.91	(44.2)	1,006	(0.09)	1.80	67
2007	22.93	0.11	3.95	4.06	(0.11)		—	(0.11)	0.00	26.88	17.7	2,224	0.43	1.74	42
2006	20.43	0.06	2.50	2.56	(0.06)		—	(0.06)	0.00	22.93	12.5	1,294	0.28	1.78	46
Class B
2010	$20.14	$(0.23)	$2.94	$2.71	—		—	—	$0.00	$22.85	13.5%	$3	(1.15)%	2.62%	34%
2009	14.19	(0.18)	6.13	5.95	—		—	—	0.00	20.14	41.9	139	(1.05)	2.72	45
2008	25.63	(0.18)	(11.26)	(11.44)	—		—	—	0.00	14.19	(44.6)	98	(0.83)	2.55	67
2007	21.94	(0.09)	3.78	3.69	—		—	—	0.00	25.63	16.8	270	(0.36)	2.49	42
2006	19.65	(0.10)	2.39	2.29	—		—	—	0.00	21.94	11.7	225	(0.49)	2.53	46
Class C
2010	$20.07	$(0.23)	$2.92	$2.69	—		—	—	$0.00	$22.76	13.4%	$374	(1.17)%	2.62%	34%
2009	14.15	(0.19)	6.11	5.92	—		—	—	0.00	20.07	41.8	317	(1.11)	2.72	45
2008	25.54	(0.21)	(11.18)	(11.39)	—		—	—	0.00	14.15	(44.6)	168	(0.98)	2.55	67
2007	21.87	(0.03)	3.70	3.67	—		—	—	0.00	25.54	16.8	428	(0.11)	2.49	42
2006	19.58	(0.09)	2.38	2.29	—		—	—	0.00	21.87	11.7	275	(0.42)	2.53	46
Class I
2010	$21.25	$(0.04)	$3.13	$3.09	—		—	—	$0.00	$24.34	14.5%	$460	(0.17)%	1.62%	34%
2009	14.83	0.00 (b)	6.44	6.44	$(0.00	)(b)	$(0.02)	$(0.02)	0.00	21.25	43.4	441	0.02	1.72	45
2008(d)	25.35	0.06	(10.36)	(10.30)	(0.22)		—	(0.22)	0.00	14.83	(40.6)	737	0.28 (e)	1.55 (e)	67

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the years ended December 31, 2007. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.73%, (Class AAA and Class A) and 2.48%, (Class B and Class C), respectively. For the years ended December 31, 2010, 2009, 2008, and 2006, the effect of interest expense was minimal.

(d)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(e)	Annualized.
See accompanying notes to financial statements.

10

The GAMCO Global Growth Fund
Notes to Financial Statements
1. Organization. The GAMCO Global Growth Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time at which net asset values of the Fund is determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

11

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2010 is as follows:

	Valuation Inputs
		Level 2 Other
	Level 1	Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 12/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Industrials	$13,287,098	$4,490	$13,291,588
Energy	12,371,959	—	12,371,959
Materials	10,920,859	—	10,920,859
Information Technology	10,862,832	—	10,862,832
Consumer Staples	7,631,396	—	7,631,396
Financials	6,612,385	—	6,612,385
Consumer Discretionary	5,142,128	—	5,142,128
Health Care	2,875,092	—	2,875,092

Total Common Stocks	69,703,749	4,490	69,708,239

U.S. Government Obligations	—	294,943	294,943

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$69,703,749	$299,433	$70,003,182

At December 31, 2009, the market value of Level 2 securities was $21,081,127 or 30.2% of total investments. Foreign common stock was listed in Level 2 securities due to fair value procedures applied resulting from volatility in U.S. markets after the close of the foreign markets. The fair value procedures due to U.S. market volatility was not applied on December 31, 2010, resulting in a transfer of the foreign common stock to Level 1 securities. This transfer amounted to $17,247,625 or 24.6% of total investments.
There were no Level 3 investments held at December 31, 2010 or December 31, 2009.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal

12

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at December 31, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the year ended December 31, 2010, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

13

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended December 31, 2010, the Fund held no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2010, the Fund held no investments in repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At December 31, 2010, there were no short sales outstanding.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.

14

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable.The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the year ended December 31, 2010.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, a write-off of the current year net operating loss, expired capital loss carryforwards, and reclassifications of litigation income. These reclassifications have no impact on the NAV of

15

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
the Fund. For the year ended December 31, 2010, reclassifications were made to decrease accumulated net investment loss by $274,372 and decrease accumulated net realized loss on investments and foreign currency transactions by $39,230,987, with an offsetting adjustment to additional paid-in capital.
No distributions were made during the year ended December 31, 2010.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
December 31, 2009
Distributions paid from:
Ordinary income	$47
Return of capital	279

Total distributions paid	$326

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2010, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(4,276,907)
Net unrealized appreciation on investments and foreign currency translations	14,922,721

Total	$10,645,814

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $4,276,907 which are available to reduce future required distributions of net capital gains to shareholders. $1,279,768 of the loss carryforward is available through 2011; $1,126,497 is available through 2016; and $1,870,642 is available through 2017.
During the year ended December 31, 2010, the Fund utilized capital loss carryforwards of $569,073
During the year ended December 31, 2010, $39,400,346 of the capital loss carryforwards expired.
At December 31, 2010, the temporary difference between book basis and tax basis net unrealized appreciation on investments was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on investments in passive foreign investment companies.
The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2010:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$55,084,207	$16,422,882	$(1,503,907)	$14,918,975
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net

16

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2010, other than short-term securities and U.S. Government obligations, aggregated $22,080,406 and $29,909,564, respectively.
6. Transactions with Affiliates. During the year ended December 31, 2010, the Fund paid brokerage commissions on security trades of $1,953 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $481 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2010, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2010, there were no borrowings outstanding under the line of credit.

17

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
The average daily amount of borrowings outstanding under the line of credit during year ended December 31, 2010 was $1,504 with a weighted average interest rate of 1.51%. The maximum amount borrowed at any time during the year ended December 31, 2010 was $420,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during years ended December 31, 2010 and December 31, 2009 amounted to $5 and $163, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	104,470	$2,220,670	134,210	$2,361,113
Shares redeemed	(478,582)	(10,192,246)	(426,709)	(7,451,107)

Net decrease	(374,112)	$(7,971,576)	(292,499)	$(5,089,994)

Class A
Shares sold	10,635	$241,369	7,710	$154,248
Shares redeemed	(13,959)	(303,254)	(22,874)	(362,324)

Net decrease	(3,324)	$(61,885)	(15,164)	$(208,076)

Class B
Shares redeemed	(6,762)	$(143,585)	(3)	$(43)

Net decrease	(6,762)	$(143,585)	(3)	$(43)

Class C
Shares sold	6,639	$140,999	8,951	$162,129
Shares redeemed	(6,035)	(118,736)	(5,013)	(88,515)

Net increase	604	$22,263	3,938	$73,614

Class I
Shares sold	3,019	$63,403	7,189	$128,160
Shares issued upon reinvestment of distributions	—	—	14	297
Shares redeemed	(4,883)	(105,611)	(36,124)	(732,532)

Net decrease	(1,864)	$(42,208)	(28,921)	$(604,075)

18

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued)
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which would allow the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

The GAMCO Global Growth Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
GAMCO Global Series Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Growth Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc., as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Fund’s custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
February 28, 2011

20

The GAMCO Global Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
During the six months ended December 31, 2010, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of global large cap growth funds, noting its top third performance for the one year period, top quintile performance for the three year period, and top half performance for the five year period.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a standalone administrative charge. The Independent Board Members also noted an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data relating to the impact of 20% growth in the Fund on the Adviser’s profitability.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of global multi-cap core funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were significantly higher than and the Fund’s size was lower than average within this group. The Independent Board Members compared the management fee with the fees for other funds managed by the Adviser and considered fees charged by an affiliated adviser for general equity institutional accounts and unregistered funds.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

21

The GAMCO Global Growth Fund
Additional Fund Information (Unaudited)
The business and affairs of the Corporation are managed under the direction of the Corporation’s Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Growth Fund at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Director	During Past Five Years	Held by Director[4]
INTERESTED DIRECTORS[3]:
Mario J. Gabelli Director and Chief Investment Officer Age: 68	Since 1993	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

John D. Gabelli Director Age: 66	Since 1993	10	Senior Vice President of Gabelli & Company, Inc.	—

INDEPENDENT DIRECTORS[5]:
E. Val Cerutti Director Age: 71	Since 2001	7	Chief Executive Officer of Cerutti Consultants, Inc.	Director of The LGL Group, Inc. (diversified manufacturing) (1990-2009)

Anthony J. Colavita Director Age: 75	Since 1993	34	President of the law firm of Anthony J. Colavita, P.C.	—

Arthur V. Ferrara Director Age: 80	Since 2001	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1992-1995)	—

Werner J. Roeder, MD Director Age: 70	Since 1993	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 76	Since 1993	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	Director of Aurado Energy Inc. (oil and gas operations) through 2005

Salvatore J. Zizza Director Age: 65	Since 2004	28	Chairman and Chief Executive Officer of Zizza & Co., Ltd. (private holding company) and Chief Executive Officer of General Employment Enterprises, Inc.	Director of Harbor BioSciences, Inc. (biotechnology) and Trans-Lux Corporation (business services); Chairman of each of BAM (manufacturing); Metropolitan Paper Recycling (recycling); Bergen Cove Realty Inc. (real estate); Bion Environmental Technologies (technology) (2005-2008); Director of Earl Scheib Inc. (automotive painting) through April 2009

22

The GAMCO Global Growth Fund
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 59	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director of Teton Advisors, Inc. since 1998; Chairman of Teton Advisors, Inc. 2008 to 2010; President of Teton Advisors, Inc. 1998 through 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 52	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds,LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

Peter D. Goldstein Chief Compliance Officer Age: 57	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Corporation’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.

23

GAMCO Global Series Funds, Inc.
The GAMCO Global Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
Attorney-at-Law	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAMCO

The GAMCO Global Growth Fund
ANNUAL REPORT
DECEMBER 31,2010

The GAMCO Global Opportunity Fund
Annual Report — December 31, 2010
Caesar Bryan
Morningstar® rated The GAMCO Global Opportunity Class AAA Shares 4 stars overall and 4 stars for the three and five year periods and 3 stars for the ten year period ended
               December 31, 2010 among 628, 628, 493, and 261 World Stock funds, respectively.

To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2010 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     The GAMCO Global Opportunity Fund’s (the “Fund”) (Class AAA) net asset value (“NAV”) per share rose 18.4% in 2010, compared with the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index of 12.7%.
     With gross domestic product of around $15 trillion, the U.S. economy continues to dwarf all other single countries. The second and third largest economies are China and Japan, each with GDP of about $5 trillion. The European Union, (“EU”), which presently consists of twenty-seven nations and nearly 500 million people, has a GDP approximately the same size as the U.S. Bear in mind that 9% growth in China contributes $450 billion to incremental global GDP growth, about the same contribution to growth as would be generated by either the U.S. or EU if they grew at a 3.0% rate.
Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

     MSCI data (all returns in dollars) shows 19 of 24 major national indices advanced in the fourth quarter. The U.S. (+10.8%) ranked in the top quartile during the quarter as the sixth best performer. Countries posting better performance than the U.S. were Canada (+12.2%), Japan (+12.1%), Norway (+11.8%), Austria (+11.7%), and New Zealand (+11.4%). Countries posting worse performance than the U.S. were Greece (-10.2%), Spain (-8.7%), Belgium (-3.6%), Italy (-2.4%), Portugal (-0.7%), France (+1.7%), the Netherlands (+1.9%), Israel (+4.6%), Hong Kong (+4.8), Finland (+5.9%), the United Kingdom (+6.0%), Ireland (+6.4%),Singapore (+6.8%), Denmark (+7.1%), Sweden (+7.4%), Switzerland (+7.5%), Germany (+9.5%), and Australia (+9.8%). In emerging markets, 15 of 21 countries recorded positive performance in the fourth quarter. Of the four largest emerging markets, Russia (+16.5%) posted the best quarterly performance, followed by Brazil (+2.6%), India (+2.0%), and China (+0.7%).
     A selected holding that contributed positively to the Fund’s performance in 2010 was the Fund’s largest holding, Antofagasta plc (6.5% of net assets as of December 31, 2010). Antofagasta is a Chilean based copper mining company with interests in transport and water distribution. Other selected holdings that contributed positively to the Fund’s performance were Gold Fields Ltd. (5.1%) and Compagnie Financiere Richemont (4.3%). Some of the Fund’s weaker performing stocks during the year were Roche Holdings (2.1%), a Swiss based pharmaceuticals and diagnostics company, L-3 Communications Holdings Inc. (1.5%), and Petroleo Brasileiro (1.4%).

We appreciate your confidence and trust.
Sincerely yours,

Bruce N. Alpert
President
February 24, 2011
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
THE GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA SHARES, THE LIPPER GLOBAL
MULTI-CAP CORE FUND AVERAGE, AND THE MSCI AC WORLD FREE INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2

Comparative Results

Average Annual Returns through December 31, 2010 (a) (Unaudited)
						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(5/11/98)
GAMCO Global Opportunity Fund Class AAA	14.31%	18.39%	(1.23)%	4.63%	3.59%	7.27%
MSCI AC World Free Index	8.73	12.67	(4.29)	3.44	3.20	N/A
Lipper Global Large-Cap Core Fund Average	9.50	11.00	(3.91)	3.43	1.88	3.31
Lipper Global Multi-Cap Core Fund Average	9.51	13.70	(1.94)	3.86	4.76	4.57
Class A	14.36	18.39	(1.24)	4.64	3.61	7.28
With sales charge (b)	7.79	11.58	(3.17)	3.40	3.00	6.78
Class B	14.10	17.49	(1.98)	3.84	2.83	6.64
With contingent deferred sales charge (c)	9.10	12.49	(2.97)	3.50	2.83	6.64
Class C	14.12	17.52	(1.98)	3.81	3.22	6.97
With contingent deferred sales charge (d)	13.12	16.52	(1.98)	3.81	3.22	6.97
Class I	14.41	18.70	(0.96)	4.80	3.67	7.34
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.72%, 2.72%, 3.47%, 3.47%, and 2.47%, respectively. The net expense ratios in the current prospectus for these share classes are 2.05%, 2.05%, 2.80%, 2.80%, and 1.80%, respectively. See page 10 for expense ratios for the year ended December 31, 2010. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, August 16, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index is an unmanaged indicator of stock market performance, while the Lipper Global Large-Cap Core Fund Average and the Lipper Global Multi-Cap Core Fund Average reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the maximum CDSC. A CDSC of 1% is imposed on redemptions made within one year of purchase.

3

The GAMCO Global Opportunity Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from July 1, 2010 through December 31, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period.This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2010.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/10	12/31/10	Ratio	Period*

The GAMCO Global Opportunity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,338.60	2.01%	$11.85
Class A	$1,000.00	$1,339.10	2.01%	$11.85
Class B	$1,000.00	$1,334.10	2.76%	$16.24
Class C	$1,000.00	$1,334.30	2.76%	$16.24
Class I	$1,000.00	$1,340.40	1.76%	$10.38
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.07	2.01%	$10.21
Class A	$1,000.00	$1,015.07	2.01%	$10.21
Class B	$1,000.00	$1,011.29	2.76%	$13.99
Class C	$1,000.00	$1,011.29	2.76%	$13.99
Class I	$1,000.00	$1,016.33	1.76%	$8.94

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2010:
The GAMCO Global Opportunity Fund

Materials	20.2%
Consumer Staples	17.0%
Industrials	13.8%
Energy	13.1%
Consumer Discretionary	8.8%
Health Care	8.4%
Information Technology	7.6%
Financial Services	7.4%
Telecommunication Services	2.4%
Utilities	1.4%
Other Assets and Liabilities (Net)	(0.1)%
100.0%
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The GAMCO Global Opportunity Fund
Schedule of Investments — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS — 100.1%
	MATERIALS — 20.2%
1,200	Agnico-Eagle Mines Ltd.	$74,720	$92,040
36,000	Antofagasta plc	43,075	904,771
3,000	BHP Billiton Ltd.	126,333	138,845
5,304	CRH plc, Dublin	60,636	109,852
70	CRH plc, London	767	1,473
39,000	Gold Fields Ltd., ADR	169,121	707,070
3,000	Impala Platinum Holdings Ltd.	115,739	106,092
2,500	Monsanto Co.	174,388	174,100
2,000	Newcrest Mining Ltd.	60,284	82,724
1,830	Rio Tinto plc	77,490	128,006
400	Syngenta AG	114,992	117,005
10,000	Xstrata plc	231,303	234,721

	TOTAL MATERIALS	1,248,848	2,796,699

	CONSUMER STAPLES — 17.0%
10,113	British American Tobacco plc	304,112	388,422
7,000	Constellation Brands Inc., Cl. A†	108,808	155,050
1,300	Danone	77,722	81,683
7,000	Diageo plc	97,896	129,326
2,280	Dr Pepper Snapple Group Inc.	54,395	80,165
7,000	General Mills Inc.	173,603	249,130
5,000	Heineken Holding NV	233,715	217,317
3,000	Mead Johnson Nutrition Co.	129,424	186,750
3,060	Pernod-Ricard SA	260,032	287,709
2,500	Philip Morris International Inc.	87,133	146,325
4,500	Sara Lee Corp.	58,320	78,795
4,000	The Procter & Gamble Co.	221,128	257,320
2,750	Wesfarmers Ltd.	79,950	90,006

	TOTAL CONSUMER STAPLES	1,886,238	2,347,998

	INDUSTRIALS — 13.8%
16,000	China Merchants Holdings (International) Co. Ltd.	53,313	63,195
4,500	CNH Global NV†	129,912	214,830
1,000	FANUC CORP.	101,606	153,590
4,300	Jardine Matheson Holdings Ltd.	137,142	189,200
3,600	Komatsu Ltd.	76,536	108,944
3,000	L-3 Communications Holdings Inc.	127,721	211,470
2,500	Lockheed Martin Corp.	61,439	174,775
4,000	Mitsui & Co. Ltd.	86,284	66,067
4,000	Precision Castparts Corp.	59,300	556,840
1,000	SMC Corp.	124,202	171,327

	TOTAL INDUSTRIALS	957,455	1,910,238

	ENERGY — 13.1%
5,000	Galp Energia SGPS SA, Cl. B	120,938	95,813
4,000	Imperial Oil Ltd.	134,921	163,251
3,500	Peabody Energy Corp.	169,179	223,930
5,000	Petroleo Brasileiro SA, ADR	37,788	189,200
8,000	Saipem SpA	168,665	393,837
6,200	Schlumberger Ltd.	205,349	517,700
6,000	Suncor Energy Inc.	101,766	229,740

	TOTAL ENERGY	938,606	1,813,471

	CONSUMER DISCRETIONARY — 8.8%
6,000	Cablevision Systems Corp., Cl. A	45,978	203,040
3,000	Christian Dior SA	180,347	428,554
10,000	Compagnie Financiere Richemont SA, Cl. A	117,773	588,235

	TOTAL CONSUMER DISCRETIONARY	344,098	1,219,829

	HEALTH CARE — 8.4%
2,000	Cochlear Ltd.	76,509	164,487
4,400	Novartis AG	174,161	258,588
2,000	Roche Holding AG, Genusschein	160,735	293,048
3,000	St. Jude Medical Inc.†	115,598	128,250
1,250	Synthes Inc.	136,798	168,850
2,200	Takeda Pharmaceutical Co. Ltd.	138,172	108,252
1,200	TSUMURA & Co.	36,484	38,857

	TOTAL HEALTH CARE	838,457	1,160,332

	INFORMATION TECHNOLOGY — 7.6%
2,000	Canon Inc.	103,501	103,707
800	Google Inc., Cl. A†	272,473	475,176
2,800	Hoya Corp.	75,713	68,008
500	Keyence Corp.	102,612	144,845
9,000	Microsoft Corp.	236,625	251,280

	TOTAL INFORMATION TECHNOLOGY	790,924	1,043,016

	FINANCIAL SERVICES — 7.4%
5,000	Cheung Kong (Holdings) Ltd.	63,610	77,128
16,000	Hongkong Land Holdings Ltd.	62,764	115,520
5,000	Julius Baer Group Ltd.	141,951	234,225
10,000	Kinnevik Investment AB, Cl. B	230,284	203,698
8,000	Schroders plc	149,449	231,369
10,000	Swire Pacific Ltd., Cl. A	112,741	164,420

	TOTAL FINANCIAL SERVICES	760,799	1,026,360

See accompanying notes to financial statements.

6

The GAMCO Global Opportunity Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES — 2.4%
2,300	Telephone & Data Systems Inc.	$45,066	$84,065
2,300	Telephone & Data Systems Inc., Special	41,599	72,496
3,500	United States Cellular Corp.†	192,059	174,790

	TOTAL TELECOMMUNICATION SERVICES	278,724	331,351

	UTILITIES — 1.4%
7,000	Connecticut Water Service Inc.	158,291	195,160

	TOTAL COMMON STOCKS	8,202,440	13,844,454

	TOTAL INVESTMENTS — 100.1%	$8,202,440	13,844,454

	Other Assets and Liabilities (Net) — (0.1)%		(11,335)

	NET ASSETS — 100.0%		$13,833,119

†	Non-income producing security.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	40.0%	$5,542,482
North America	37.9	5,250,488
Asia/Pacific	7.8	1,085,523
Japan	7.0	963,599
South Africa	5.9	813,162
Latin America	1.4	189,200

	100.0%	$13,844,454

See accompanying notes to financial statements.

7

The GAMCO Global Opportunity Fund
Statement of Assets and Liabilities
December 31, 2010

Assets:
Investments, at value (cost $8,202,440)	$13,844,454
Cash	12,945
Receivable for Fund shares issued	1,085
Dividends receivable	19,795
Prepaid expenses	19,681

Total Assets	13,897,960

Liabilities:
Payable for investment advisory fees	3,830
Payable for distribution fees	2,890
Payable for legal and audit fees	26,662
Payable for shareholder communications expenses	12,758
Payable for custodian fees	6,176
Payable for shareholder services fees	4,758
Other accrued expenses	7,767

Total Liabilities	64,841

Net Assets (applicable to 706,775 shares outstanding)	$13,833,119

Net Assets Consist of:
Paid-in capital	$11,948,896
Accumulated net investment loss	(1,160)
Accumulated net realized loss on investments and foreign currency transactions	(3,758,123)
Net unrealized appreciation on investments	5,642,014
Net unrealized appreciation on foreign currency translations	1,492

Net Assets	$13,833,119

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($13,262,977 ÷ 677,641 shares outstanding; 75,000,000 shares authorized)	$19.57

Class A:
Net Asset Value and redemption price per share ($166,054 ÷ 8,513 shares outstanding; 50,000,000 shares authorized)	$19.51

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$20.70

Class B:
Net Asset Value and offering price per share ($1,848 ÷ 99.3 shares outstanding; 25,000,000 shares authorized)	$18.61	(a)

Class C:
Net Asset Value and offering price per share ($16,199 ÷ 838.6 shares outstanding; 25,000,000 shares authorized)	$19.32	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($386,041 ÷ 19,683 shares outstanding; 25,000,000 shares authorized)	$19.61

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Year Ended December 31, 2010

Investment Income:
Dividends (net of foreign withholding taxes of $6,118)	$242,412
Interest	9

Total Investment Income	242,421

Expenses:
Investment advisory fees	130,111
Distribution fees — Class AAA	31,276
Distribution fees — Class A	406
Distribution fees — Class B	17
Distribution fees — Class C	106
Custodian fees	34,072
Registration expenses	29,377
Legal and audit fees	27,506
Shareholder communications expenses	26,585
Shareholder services fees	21,380
Directors’ fees	1,978
Interest expense	1,100
Miscellaneous expenses	41,363

Total Expenses	345,277

Less:
Expenses reimbursed by Adviser (See Note 3)	(84,674)
Custodian fee credits	(4)

Total Reimbursements and Credits	(84,678)

Net Expenses	260,599

Net Investment Loss	(18,178)

Net Realized and Unrealized Gain on Investments, and Foreign Currency:
Net realized gain on investments	804,006
Net realized gain on foreign currency transactions	543

Net realized gain on investments and foreign currency transactions	804,549

Net change in unrealized appreciation:
on investments	1,432,561
on foreign currency translations	142

Net change in unrealized appreciation on investments and foreign currency translations	1,432,703

Net Realized and Unrealized Gain on Investments and Foreign Currency	2,237,252

Net Increase in Net Assets Resulting from Operations	$2,219,074

See accompanying notes to financial statements.

8

The GAMCO Global Opportunity Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
Operations:
Net investment income/(loss)	$(18,178)	$20,089
Net realized gain/(loss) on investments and foreign currency transactions	804,549	(78,212)
Net change in unrealized appreciation on investments and foreign currency translations	1,432,703	3,886,143

Net Increase in Net Assets Resulting from Operations	2,219,074	3,828,020

Distributions to Shareholders:
Net investment income
Class AAA	—	(168,297)
Class A	—	(2,166)
Class B	—	(12)
Class C	—	(125)
Class I	—	(4,708)

	—	(175,308)

Return of capital
Class AAA	—	(1,494)
Class A	—	(19)
Class B	—	(1)
Class C	—	(2)
Class I	—	(41)

	—	(1,557)

Total Distributions to Shareholders	—	(176,865)

Capital Share Transactions:
Class AAA	(2,154,210)	(2,027,972)
Class A	(23,788)	6,891
Class B	(727)	(1,277)
Class C	3,986	8,834
Class I	235	(211,295)

Net Decrease in Net Assets from Capital Share Transactions	(2,174,504)	(2,224,819)

Redemption Fees	5	86

Net Increase in Net Assets	44,575	1,426,422
Net Assets:
Beginning of period	13,788,544	12,362,122

End of period (including undistributed net investment income of $0 and $0, respectively)	$13,833,119	$13,788,544

See accompanying notes to financial statements.

9

The GAMCO Global Opportunity Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions											Ratios to Average Net Assets/Supplemental Data
				Net
	Net Asset	Net		Realized and	Total									Net Asset		Net Assets	Net	Operating	Operating
Period	Value,	Investment		Unrealized	from	Net								Value,		End of	Investment	Expenses	Expenses Net	Portfolio
Ended	Beginning	Income		Gain (Loss) on	Investment	Investment		Return of		Total		Redemption		End of	Total	Period	Income	Before	of Reimburse-	Turnover
December 31	of Period	(Loss)(a)		Investments	Operations	Income		Capital		Distributions		Fees(a)		Period	Return†	(in 000’s)	(Loss)	Reimbursement(b)	ment(c)	Rate
Class AAA
2010	$16.53	$(0.02)		$3.06	$3.04	—		—		—		$0.00	(d)	$19.57	18.4%	$13,263	(0.15)%	2.66%	2.01%	5%
2009	12.18	0.02		4.54	4.56	$(0.21)		$0.00	(d)	$(0.21)		0.00	(d)	16.53	37.4	13,280	0.16	2.72	2.05	8
2008	20.59	0.14		(8.54)	(8.40)	(0.01)		—		(0.01)		0.00	(d)	12.18	(40.8)	11,843	0.83	2.25	2.01	14
2007	18.22	0.17		2.31	2.48	(0.11)		0.00	(d)	(0.11)		0.00	(d)	20.59	13.6	22,507	0.84	2.03	2.03	20
2006	15.91	(0.08)		2.39	2.31	(0.00	)(d)	—		(0.00	)(d)	0.00	(d)	18.22	14.5	23,426	(0.44)	2.02	2.02	15
Class A
2010	$16.48	$(0.00	)(d)	$3.03	$3.03	—		—		—		$0.00	(d)	$19.51	18.4%	$166	(0.03)%	2.66%	2.01%	5%
2009	12.14	0.01		4.54	4.55	$(0.21)		$0.00	(d)	$(0.21)		0.00	(d)	16.48	37.5	171	0.11	2.72	2.05	8
2008	20.54	0.12		(8.51)	(8.39)	(0.01)		—		(0.01)		0.00	(d)	12.14	(40.8)	120	0.69	2.25	2.01	14
2007	18.17	0.18		2.31	2.49	(0.12)		0.00	(d)	(0.12)		0.00	(d)	20.54	13.7	233	0.91	2.03	2.03	20
2006	15.87	(0.08)		2.39	2.31	(0.01)		—		(0.01)		0.00	(d)	18.17	14.5	220	(0.45)	2.02	2.02	15
Class B
2010	$15.84	$(0.16)		$2.93	$2.77	—		—		—		—		$18.61	17.5%	$2	(0.99)%	3.41%	2.76%	5%
2009	11.67	(0.06)		4.31	4.25	$(0.08)		$0.00	(d)	$(0.08)		$0.00	(d)	15.84	36.4	2	(0.50)	3.47	2.80	8
2008	19.86	0.01		(8.20)	(8.19)	—		—		—		—		11.67	(41.2)	3	0.05	3.00	2.76	14
2007	17.61	(0.08)		2.33	2.25	—		—		—		0.00	(d)	19.86	12.8	6	(0.45)	2.78	2.78	20
2006	15.49	(0.19)		2.31	2.12	—		—		—		0.00	(d)	17.61	13.7	25	(1.14)	2.77	2.77	15
Class C
2010	$16.44	$(0.16)		$3.04	$2.88	—		—		—		—		$19.32	17.5%	$16	(0.95)%	3.41%	2.76%	5%
2009	12.20	(0.23)		4.67	4.44	$(0.20)		$0.00	(d)	$(0.20)		$0.00	(d)	16.44	36.4	10	(1.49)	3.47	2.80	8
2008	20.77	(0.00	)(d)	(8.57)	(8.57)	—		—		—		—		12.20	(41.3)	1	(0.01)	3.00	2.76	14
2007	18.45	0.03		2.29	2.32	—		—		—		0.00	(d)	20.77	12.6	4	0.14	2.78	2.78	20
2006	16.22	(0.21)		2.44	2.23	—		—		—		0.00	(d)	18.45	13.8	4	(1.20)	2.77	2.77	15
Class I
2010	$16.52	$0.02		$3.07	$3.09	—		—		—		$0.00	(d)	$19.61	18.7%	$386	0.09%	2.41%	1.76%	5%
2009	12.17	0.06		4.54	4.60	$(0.25)		$0.00	(d)	$(0.25)		0.00	(d)	16.52	37.8	326	0.45	2.47	1.80	8
2008(e)	19.75	0.22		(7.74)	(7.52)	(0.06)		—		(0.06)		0.00	(d)	12.17	(38.1)	395	1.41 (f)	2.00 (f)	1.76 (f)	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $15,233 during 2007 and $14,200 during 2006, representing previously reimbursed expenses from the Adviser. During the years ended December 31, 2007 and 2006, had such payments not been made, the expense ratios would have been 1.96% and 1.95% (Class AAA), 1.96% and 1.95% (Class A), 2.71% and 2.70% (Class B), and 2.71% and 2.70% (Class C), respectively.

(c)	The Fund incurred interest expense during the years ended December 31, 2010, 2009, 2008, 2007, and 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.04%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A), 2.75%, 2.79%, 2.75%, 2.75%, and 2.75% (Class B and Class C), and 1.75%, 1.79% and 1.75% (Class I), respectively. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.01% (Class AAA, and Class A), 2.76% (Class B, and Class C), and 1.76% (Class I), respectively.

(d)	Amount represents less than $0.005 per share.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(f)	Annualized.
See accompanying notes to financial statements.

10

The GAMCO Global Opportunity Fund
Notes to Financial Statements
1. Organization. The GAMCO Global Opportunity Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

11

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time at which net asset values of the Fund is determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Total Market Value
	Quoted Prices	at 12/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Materials	$2,796,699	$2,796,699
Consumer Staples	2,347,998	2,347,998
Industrials	1,910,238	1,910,238
Energy	1,813,471	1,813,471
Consumer Discretionary	1,219,829	1,219,829
Health Care	1,160,332	1,160,332
Information Technology	1,043,016	1,043,016
Financial Services	1,026,360	1,026,360
Telecommunication Services	331,351	331,351
Utilities	195,160	195,160

Total Common Stocks	13,844,454	13,844,454

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$13,844,454	$13,844,454

At December 31, 2009, the market value of Level 2 securities was $6,823,088 or 48.9% of total investments. Foreign common stock was listed in Level 2 securities due to fair value procedures applied resulting from volatility in U.S. markets after the close of the foreign markets. The fair value procedures due to U.S. market volatility was not applied on December 31, 2010, resulting in a transfer of the foreign common stock to Level 1 securities. This transfer amounted to $6,002,763 or 43.4% of total investments.
There were no Level 3 investments held at December 31, 2010 or December 31, 2009.

12

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value.The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at December 31, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended December 31, 2010, the Fund held no investments in forward foreign exchange contracts.

13

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2010, the Fund held no investments in repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At December 31, 2010, there were no short sales outstanding.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

14

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and a write-off of the current year net operating loss. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2010, reclassifications were made to decrease accumulated net investment loss by $18,179 and increase accumulated net realized loss on investments and foreign currency transactions by $543, with an offsetting adjustment to additional paid-in capital.
No distributions were made during the year ended December 31, 2010.

15

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
December 31, 2009
Distributions paid from:
Ordinary income	$175,308
Return of capital	1,557

Total distributions paid	$176,865

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2010, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(3,758,096)
Net unrealized appreciation on investments and foreign currency translations	5,642,319

Total	$1,884,223

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $3,758,096 which are available to reduce future required distributions of net capital gains to shareholders. $1,288,891 of the loss carryforward is available through 2011; $1,201,151 is available through 2012; $1,170,048 is available through 2016; and $98,006 is available through 2017.
During the year ended December 31, 2010, the Fund utilized capital loss carryforwards of $803,989.
At December 31, 2010, the temporary difference between book basis and tax basis net unrealized appreciation on investments was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on investments in passive foreign investment companies.
The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$8,203,627	$5,795,169	$(154,342)	$5,640,827
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31,

16

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2011, at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2010, the Adviser reimbursed the Fund in the amount of $84,674. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. The agreements are renewable annually. At December 31, 2010, the cumulative amount which the Fund may repay the Adviser is $167,084.

For the year ended December 31, 2009, expiring December 31. 2011	$82,410
For the year ended December 31, 2010, expiring December 31. 2012	84,674

$167,084

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

17

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2010, other than short-term securities and U.S. Government obligations, aggregated $619,621 and $2,895,441, respectively.
6. Transactions with Affiliates. During the year ended December 31, 2010, the Fund paid brokerage commissions on security trades of $460 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $419 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the year ended December 31, 2010.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2010, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2010 was $69,984 with a weighted average interest rate of 1.42%. The maximum amount borrowed at any time during the year ended December 31, 2010 was $488,000.
8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.

18

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase.The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2010 and December 31, 2009 amounted to $5 and $86, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	32,736	$561,316	49,778	$722,814
Shares issued upon reinvestment of distributions	—	—	9,516	158,056
Shares redeemed	(158,464)	(2,715,526)	(228,300)	(2,908,842)

Net decrease	(125,728)	$(2,154,210)	(169,006)	$(2,027,972)

Class A
Shares sold	3,355	$56,732	1,729	$25,686
Shares issued upon reinvestment of distributions	—	—	129	2,139
Shares redeemed	(5,183)	(80,520)	(1,444)	(20,934)

Net increase/(decrease)	(1,828)	$(23,788)	414	$6,891

Class B
Shares issued upon reinvestment of distributions	—	—	1	$12
Shares redeemed	(48)	$(727)	(100)	(1,289)

Net decrease	(48)	$(727)	(99)	$(1,277)

Class C
Shares sold	213	$3,986	539	$8,710
Shares issued upon reinvestment of distributions	—	—	7	124

Net increase	213	$3,986	546	$8,834

Class I
Shares sold	2,089	$34,066	7,884	$109,626
Shares issued upon reinvestment of distributions	—	—	258	4,283
Shares redeemed	(2,095)	(33,831)	(20,926)	(325,204)

Net increase/(decrease)	(6)	$235	(12,784)	$(211,295)

19

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued)
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which would allow the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

The GAMCO Global Opportunity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
GAMCO Global Series Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Opportunity Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc., as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania February 28, 2011

21

The GAMCO Global Opportunity Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
During the six months ended December 31, 2010, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.
Investment Performance. The Independent Board Members reviewed the short and medium-term performance of the Fund against a peer group of global multi-cap core funds, noting the Fund’s top quintile performance for the one year period, top third performance for the three year period, and second third performance for the five year period.
Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with and without the expense reimbursement arrangement in effect. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data relating to the impact of 20% growth in the Fund on the Adviser’s profitability.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of global multi-cap growth funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services.The Independent Board Members noted that the Fund’s expense ratios after waivers were moderately higher than and the Fund’s size was significantly lower than average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members compared the management fee with the fees for other funds managed by the Adviser and considered fees charged by an affiliated adviser for general equity institutional accounts and unregistered funds.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable, particularly in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board of Board Members.

22

The GAMCO Global Opportunity Fund
Additional Fund Information (Unaudited)
The business and affairs of the Corporation are managed under the direction of the Corporation’s Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Opportunity Fund at One Corporate Center, Rye, NY 10580-1422.

	Term of
	Office and	Number of
Name, Position(s)	Length of	Funds in Fund
Address[1]	Time	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Served[2]	by Director	During Past Five Years	Held by Director[4]
INTERESTED DIRECTORS[3]:

Mario J. Gabelli Director and Chief Investment Officer Age: 68	Since 1993	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

John D. Gabelli Director Age: 66	Since 1993	10	Senior Vice President of Gabelli & Company, Inc.	—

INDEPENDENT DIRECTORS[5]:

E. Val Cerutti Director Age: 71	Since 2001	7	Chief Executive Officer of Cerutti Consultants, Inc.	Director of The LGL Group, Inc. (diversified manufacturing) (1990-2009)

Anthony J. Colavita Director Age: 75	Since 1993	34	President of the law firm of Anthony J. Colavita, P.C.	—

Arthur V. Ferrara Director Age: 80	Since 2001	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1992-1995)	—

Werner J. Roeder, MD Director Age: 70	Since 1993	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 76	Since 1993	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	Director of Aurado Energy Inc. (oil and gas operations) through 2005

Salvatore J. Zizza Director Age: 65	Since 2004	28	Chairman and Chief Executive Officer of Zizza & Co., Ltd. (private holding company) and Chief Executive Officer of General Employment Enterprises, Inc.	Director of Harbor BioSciences, Inc. (biotechnology) and Trans-Lux Corporation (business services); Chairman of each of BAM (manufacturing); Metropolitan Paper Recycling (recycling); Bergen Cove Realty Inc. (real estate); Bion Environmental Technologies (technology) (2005-2008); Director of Earl Scheib Inc. (automotive painting) through April 2009

23

The GAMCO Global Opportunity Fund
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:

Bruce N. Alpert President and Secretary Age: 59	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director of Teton Advisors, Inc. since 1998; Chairman of Teton Advisors, Inc. 2008 to 2010; President of Teton Advisors, Inc. 1998 through 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 52	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

Peter D. Goldstein Chief Compliance Officer Age: 57	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Corporation’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.

24

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Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Team Managed
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara G. Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation.(Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne Mark R. Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara G. Marcin, CFA
SPECIALTY EQUITY
GAMCO Vertumnus Fund (formerly GAMCO Global Convertible Securities Fund)
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Managers: Charles L. Minter Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark R. Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Global Series Funds, Inc.
The GAMCO Global Opportunity Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAMCO
The GAMCO Global Opportunity Fund
Morningstar® rated The GAMCO Global Opportunity Class AAA Shares 4 stars overall and 4 stars for the three and five year periods and 3 stars for the ten year period ended December 31, 2010 among 628,
628, 493, and 261 World Stock funds, respectively.
ANNUAL REPORT
DECEMBER 31, 2010

The GAMCO Global Telecommunications Fund
Annual Report — December 31, 2010
Morningstar® rated The GAMCO Global Telecommunications Fund Class AAA Shares 4
stars overall and 3 stars for the three year period and 4 stars for the five and ten year periods ended December 31, 2010 among 39, 39, 33, and 29 Communications funds, respectively.

Mario J. Gabelli, CFA	Sergey Dluzhevskiy, CFA	Evan Miller, CFA
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2010 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     For the year ended December 31, 2010, The GAMCO Global Telecommunications Fund (the “Fund”) (Class AAA) net asset value (“NAV”) per share rose 11.2%, compared with increases of 11.3% and 12.7% for the MSCI AC World Telecommunication Services Index and the MSCI AC World Free Index, respectively.
Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

     As we reported for the first quarter of 2010, the market’s disaffection with the telecommunications sector showed no sign of easing as telecom stocks continued to lag the broader markets. The group ranked among the worst performing sectors in the first quarter, trailing only its fellow defensive sector utilities. The second quarter marked a change in fortunes for the global telecommunications sector, as it outperformed broader indices for the first time since the depths of the financial crisis in late 2008. Again, as then, the defensive qualities of the industry came to the fore and sector rotation played a role in the relative outperformance. In the second quarter, the 6.4% decline in telecoms compared with a fall of 12.0% for the broader MSCI AC World Free Index. The strong rally in telecom stocks seen in the third quarter was not sustained to the end of the year, as investors again sought exposure to sectors promising cyclical recovery. Telecom stocks underperformed in all regions, with the exception of Latin America.
     Selected holdings that contributed positively to the Fund’s performance in 2010 were Cablevision Systems Corp. (2.7% of net assets as of December 31, 2010), Telecom Argentina (2.3%), and Liberty Global Inc. (Cl. C) (1.1%), an international provider of video, voice, and broadband Internet services. Some of the Fund’s weaker performing stocks during the year were Deutsche Telekom AG (2.8%) and Cincinnati Bell, Inc. (1.1%).

We appreciate your confidence and trust.

Sincerely yours,

Bruce N. Alpert
February 24, 2011	President
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GLOBAL
TELECOMMUNICATIONS FUND CLASS AAA SHARES AND THE MSCI AC WORLD FREE INDEX (Unaudited)

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Comparative Results
Average Annual Returns through December 31, 2010 (a) (Unaudited)

						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(11/1/93)
GAMCO Global Telecommunications Fund Class AAA	2.96%	11.16%	(6.30)%	4.64%	2.40%	8.21%
MSCI AC World Telecommunication Services Index	3.41	11.27	(5.83)	7.26	0.91	N/A
MSCI AC World Free Index	8.73	12.67	(4.29)	3.44	3.20	N/A
Class A	2.96	11.16	(6.29)	4.66	2.42	8.22
With sales charge (b)	(2.96)	4.77	(8.12)	3.43	1.81	7.84
Class B	2.75	10.25	(7.01)	3.85	1.64	7.72
With contingent deferred sales charge (c)	(2.25)	5.25	(7.95)	3.51	1.64	7.72
Class C	2.75	10.30	(7.00)	3.86	1.64	7.71
With contingent deferred sales charge (d)	1.75	9.30	(7.00)	3.86	1.64	7.71
Class I	3.01	11.38	(6.07)	4.80	2.48	8.26
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.69%, 1.69%, 2.44%, 2.44%, and 1.44%, respectively. See page 12 for expense ratios for the year ended December 31, 2010. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares’ NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C, and Class I Shares on March 12, 2000, March 13, 2000, and June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.The Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Telecommunication Services Index and the MSCI AC World Free Index are unmanaged indicators of global stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the maximum CDSC. A CDSC of 1% is imposed on redemptions made within one year of purchase.

The GAMCO Global Telecommunications Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from July 1, 2010 through December 31, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2010.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/10	12/31/10	Ratio	Period*

The GAMCO Global Telecommunications Fund

Actual Fund Return
Class AAA	$1,000.00	$1,189.80	1.61%	$8.89
Class A	$1,000.00	$1,189.90	1.61%	$8.89
Class B	$1,000.00	$1,185.10	2.36%	$13.00
Class C	$1,000.00	$1,185.50	2.36%	$13.00
Class I	$1,000.00	$1,190.90	1.36%	$7.51
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.09	1.61%	$8.19
Class A	$1,000.00	$1,017.09	1.61%	$8.19
Class B	$1,000.00	$1,013.31	2.36%	$11.98
Class C	$1,000.00	$1,013.31	2.36%	$11.98
Class I	$1,000.00	$1,018.35	1.36%	$6.92

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2010:

The GAMCO Global Telecommunications Fund
Diversified Telecommunications Services	47.0%
Wireless Telecommunications Services	34.4%
Other	18.5%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Global Telecommunications Fund
Schedule of Investments — December 31, 2010

				Market
Shares			Cost	Value
		COMMON STOCKS — 99.1%
		DIVERSIFIED TELECOMMUNICATIONS SERVICES — 47.0%
		Africa/Middle East —0.5%
40,000		Maroc Telecom	$684,998	$717,331
2,000		Pakistan Telecommunications Co. Ltd., GDR (a)	155,766	45,350
9,100		Telkom SA Ltd.	115,338	52,493

			956,102	815,174

		Asia/Pacific — 4.4%
225,000		Asia Satellite Telecommunications Holdings Ltd.	487,155	390,786
170,000		First Pacific Co. Ltd.	92,079	153,098
20,000		First Pacific Co. Ltd., ADR	30,145	90,400
10,000		KT Corp., ADR	183,666	208,000
90,000		PCCW Ltd.	74,681	39,831
43,600		Philippine Long Distance Telephone Co., ADR	687,734	2,540,572
19,360		PT Telekomunikasi Indonesia, ADR	204,390	690,184
835,000		Singapore Telecommunications Ltd.	631,438	1,984,455
26,400		Telecom Corp. of New Zealand Ltd., ADR	290,228	221,760
375,000		Telekom Malaysia Berhad	519,351	426,869
1,800		Telstra Corp. Ltd., ADR	35,478	25,830
8,075		Thai Telephone & Telecom, GDR† (a)(b)	100,542	347
1,000,000		True Corp. Public Co. Ltd.†	687,194	244,651

			4,024,081	7,016,783

		Europe — 22.2%
14,450		Belgacom SA	455,732	485,155
19,500		BT Group plc, ADR	716,421	556,530
10,000		Colt Group SA†	37,707	21,469
348,000		Deutsche Telekom AG, ADR	5,064,847	4,454,400
55,000		Elisa Oyj	431,136	1,195,796
40,000		Fastweb SpA†	866,196	957,332
28,000		France Telecom SA, ADR	725,455	590,240
5,507		Hellenic Telecommunications Organization SA	86,065	45,111
35,000		Hellenic Telecommunications Organization SA, ADR	205,919	140,000
1,100		Iliad SA	112,397	119,653
56,800		Koninklijke KPN NV, ADR	483,156	833,256
500		Magyar Telekom Telecommunications plc, ADR	9,650	6,050
79,500		Portugal Telecom SGPS SA	1,121,082	890,262
61,500		Portugal Telecom SGPS SA, ADR	283,414	704,790
9,300		Rostelecom, ADR	110,099	282,069
88,000		Sistema JSFC, GDR (c)	1,723,007	2,193,840
66,300		Swisscom AG, ADR	1,596,003	2,920,515
955,000		Telecom Italia SpA	3,263,680	1,234,061
21,000		Telecom Italia SpA, ADR	578,887	271,740
93,500		Telefonica SA, ADR	2,583,263	6,397,270
6,361		Telefonica SA, BDR	108,406	145,230
136,000		Telekom Austria AG	2,320,961	1,911,884
44,000		Telenor ASA	673,324	714,852
540,000		TeliaSonera AB	1,816,187	4,279,438
244,000		VimpelCom Ltd., ADR	589,343	3,669,760

			25,962,337	35,020,703

		Japan — 0.7%
18,500		Nippon Telegraph & Telephone Corp.	874,513	837,388
12,000		Nippon Telegraph & Telephone Corp., ADR	248,769	275,280

			1,123,282	1,112,668

		Latin America — 4.1%
26,000		Brasil Telecom SA†	244,222	240,265
16,034		Brasil Telecom SA, ADR	480,681	351,626
6,490		Brasil Telecom SA, Cl. C, ADR	103,757	58,280
44		Brasil Telecom SA, Preference†	474	318
37,415,054		Cable & Wireless Jamaica Ltd.† (d)	499,070	144,875
500		Maxcom Telecomunicaciones SAB de CV, ADR†	1,832	1,815
13,500		Tele Norte Leste Participacoes SA	286,958	262,681
20,193		Tele Norte Leste Participacoes SA, ADR	280,811	296,837
148,000		Telecom Argentina SA, ADR	507,854	3,683,720
14,000		Telecomunicacoes de Sao Paulo SA	261,624	331,446
58,000		Telefonos de Mexico SAB de CV, Cl. L, ADR	279,519	936,120
3,355		Telemar Norte Leste SA, Preference, Cl. A†	148,531	96,527

			3,095,333	6,404,510

		North America — 15.1%
4,200		AboveNet Inc.	182,408	245,532
121,000		AT&T Inc.	3,715,231	3,554,980
30,000		Atlantic Tele-Network Inc.	99,861	1,150,200
2,000		BCE Inc.	59,911	71,085
26,336	(e)	Bell Aliant Regional Communications Income Fund	464,105	688,397
36,000	(e)	Bell Aliant Regional Communications Income Fund (a)(f)	668,460	941,004
14,000		CenturyLink Inc.	506,315	646,380
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued) DIVERSIFIED TELECOMMUNICATIONS SERVICES (Continued) North America (Continued)
637,000	Cincinnati Bell Inc.†	$3,383,143	$1,783,600
2,989	Consolidated Communications Holdings Inc.	56,970	57,687
10,000	E.Spire Communications Inc.† (f)	50,000	0
5,000	EarthLink Inc.	57,091	43,000
2,400	Equinix Inc.†	182,795	195,024
29,541	Frontier Communications Corp.	272,603	287,434
57,000	General Communication Inc., Cl. A†	264,870	721,620
10,800	Manitoba Telecom Services Inc.	413,091	309,565
22,422	McLeodUSA Inc., Cl. A† (f)	78,420	110
130,000	McLeodUSA Inc., Cl. A, Escrow† (f)	0	0
27,600	New Ulm Telecom Inc.	335,020	149,040
20,000	NorthPoint Communications Group Inc.†	11,250	30
103,000	Qwest Communications International Inc.	444,485	783,830
33,000	Shenandoah Telecommunications Co.	138,825	618,090
45,000	TELUS Corp.	873,965	2,058,332
2,943	TELUS Corp., Non-Voting, New York	153,347	128,197
33,057	TELUS Corp., Non-Voting, Toronto	827,048	1,437,911
105,000	tw telecom inc.†	2,049,809	1,790,250
150,000	Verizon Communications Inc.	5,135,926	5,367,000
50,000	Windstream Corp.	575,209	697,000

		21,000,158	23,725,298

	TOTAL DIVERSIFIED
	TELECOMMUNICATIONS SERVICES	56,161,293	74,095,136

	WIRELESS TELECOMMUNICATIONS SERVICES — 33.6%
	Africa/Middle East — 0.8%
4,000	Econet Wireless Zimbabwe Ltd.	20,351	19,080
21,000	Mtn Group Ltd.	328,298	428,512
215,440	Orascom Telecom Holding SAE, GDR† (b)(c)	1,783,443	786,356

		2,132,092	1,233,948

	Asia/Pacific — 4.1%
263,000	Axiata Group Berhad†	673,179	405,140
61,000	China Mobile Ltd., ADR	744,548	3,026,820
72,200	China Unicom Hong Kong Ltd., ADR	570,340	1,028,850
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	204
5,800	PT Indosat Tbk, ADR	47,353	168,896
95,000	SK Telecom Co. Ltd., ADR	1,293,472	1,769,850

		3,328,955	6,399,760

	Europe — 7.3%
39,000	Bouygues SA	1,102,431	1,681,003
300,000	Cable & Wireless Communications plc	212,300	226,988
300,000	Cable & Wireless Worldwide plc	332,059	307,296
30,300	Millicom International Cellular SA	2,275,779	2,896,680
7,000	Mobile TeleSystems OJSC, ADR	134,379	146,090
119,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,494,348	2,038,470
109,000	Vivendi	2,925,614	2,942,285
48,000	Vodafone Group plc, ADR	1,275,641	1,268,640

		10,752,551	11,507,452

	Japan — 2.5%
390	KDDI Corp.	1,673,845	2,252,864
1,010	NTT DoCoMo Inc.	1,688,897	1,763,986

		3,362,742	4,016,850

	Latin America — 5.9%
127,000	America Movil SAB de CV, Cl. L, ADR	903,717	7,282,180
17,500	Grupo Iusacell SA de CV† (f)	29,040	0
13,000	NII Holdings Inc.†	465,475	580,580
140,000	Tim Participacoes SA†	563,380	574,337
11,400	Tim Participacoes SA, ADR	399,180	389,196
2,755	Vivo Participacoes SA	97,845	180,901
7,914	Vivo Participacoes SA, ADR	334,629	257,917
3,256	Vivo Participacoes SA, Preference	159,589	104,545

		2,952,855	9,369,656

	North America — 13.0%
47,350	Clearwire Corp., Cl. A†	511,442	243,852
24,000	ICO Global Communications (Holdings) Ltd.†	37,119	36,000
20,000	Internap Network Services Corp.†	94,111	121,600
1,200	Leap Wireless International Inc.†	22,014	14,712
8,000	MetroPCS Communications Inc.†	180,956	101,040
1,428	Nextwave Wireless Inc.†	8,659	999
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	North America (Continued)
182,000	Rogers Communications Inc., Cl. B	$614,098	$6,302,660
660,000	Sprint Nextel Corp.†	5,272,145	2,791,800
80,000	Telephone & Data Systems Inc.	2,061,826	2,924,000
60,000	Telephone & Data Systems Inc., Special	1,278,136	1,891,200
120,000	United States Cellular Corp.†	5,745,390	5,992,800

		15,825,896	20,420,663

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	38,355,091	52,948,329

	OTHER — 18.5%
	Asia/Pacific — 0.5%
19,065	Austar United Communications Ltd.†	34,838	18,622
70,000	C.P. Pokphand Co. Ltd., ADR	58,725	224,700
26,000	Himachal Futuristic Communications Ltd., GDR† (a)(f)	141,200	24,523
50,000	Hutchison Whampoa Ltd.	487,170	514,615
250,000	Time Engineering Berhad	152,324	36,485

		874,257	818,945

	Europe — 2.3%
8,000	Alcatel-Lucent, ADR†	72,520	23,680
12,000	BCB Holdings Ltd., London†	23,864	13,658
1,000	British Sky Broadcasting Group plc, ADR	24,267	46,450
9,000	E.ON AG	126,255	275,834
59,500	G4S plc	0	236,182
96,000	GN Store Nord A/S†	526,185	875,145
1,500	Kinnevik Investment AB, Cl. A	24,248	30,465
27,500	Kinnevik Investment AB, Cl. B	504,308	560,169
6,400	L. M. Ericsson Telephone Co., Cl. B, ADR	40,907	73,792
25,000	Nokia Oyj, ADR	59,902	258,000
900	Shellshock Ltd.† .	521	702
750	Siemens AG, ADR	23,625	93,188
21,000	Telegraaf Media Groep NV	453,308	419,534
5,000	ThyssenKrupp AG	91,947	207,028
15,827	TNT NV, ADR	210,573	417,200
4,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	39,320	18,120
8,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	114,800	35,840

		2,336,550	3,584,987

	Japan — 0.4%
72,000	Furukawa Electric Co. Ltd.	350,157	323,685
21,000	Tokyo Broadcasting System Holdings Inc.	538,827	298,226

		888,984	621,911

	Latin America — 0.4%
25,693	Contax Participacoes SA, ADR	11,050	93,779
19,800	Grupo Televisa SA, ADR†	472,383	513,414
1,224	Shellproof Ltd.†	1,210	859

		484,643	608,052

	North America — 14.9%
80,000	Adelphia Communications Corp., Cl. A† (f)	66,496	0
80,000	Adelphia Communications Corp., Cl. A, Escrow† (f) .	0	0
80,000	Adelphia Recovery Trust†	0	800
1,400	Amphenol Corp., Cl. A	5,729	73,892
2,567	AOL Inc.†	75,888	60,863
2,100	Ascent Media Corp., Cl. A†	27,089	81,396
124,500	Cablevision Systems Corp., Cl. A	2,528,083	4,213,080
11,434	CanWest Global Communications Corp., Cl. A, Canada† (f)	131,317	519
23,566	CanWest Global Communications Corp., Cl. A, United States† (f)	322,321	1,063
7,400	Cogeco Inc.	144,351	279,016
7,000	Comcast Corp., Cl. A, Special	134,808	145,670
4,000	Convergys Corp.†	53,716	52,680
157,000	DIRECTV, Cl. A†	3,946,896	6,269,010
2,500	Discovery Communications Inc., Cl. A†	33,420	104,250
8,500	Discovery Communications Inc., Cl. C†	58,698	311,865
112,000	DISH Network Corp., Cl. A†	1,958,736	2,201,920
14,400	EchoStar Corp., Cl. A†	319,212	359,568
5,000	Fisher Communications Inc.†	157,841	109,000
400	Google Inc., Cl. A†	149,671	237,588
1,000	L-3 Communications Holdings Inc.	11,000	70,490
52,000	Liberty Global Inc., Cl. A†	1,280,949	1,839,760
50,000	Liberty Global Inc., Cl. C†	1,219,998	1,694,500
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
24,000	Liberty Media Corp. — Capital, Cl. A†	$175,218	$1,501,440
14,000	Liberty Media Corp. - Interactive, Cl. A†	182,051	220,780
1,000	Lockheed Martin Corp.	22,787	69,910
48,000	LSI Corp.†	339,318	287,520
24,000	Madison Square Garden Inc., Cl. A†	476,009	618,720
29,900	Mediacom Communications Corp., Cl. A†	246,964	252,954
20,000	Motorola Inc.†	166,489	181,400
1,000	Ncm Services Inc.†	1,375	45
2,000	News Corp., Cl. B	21,050	32,840
2,524	Orbital Sciences Corp.†	16,208	43,236
6,000	SCANA Corp.	158,756	243,600
4,500	SJW Corp.	70,456	119,115
3,000	Time Warner Cable Inc.	168,764	198,090
22,000	Time Warner Inc.	783,483	707,740
4,200	TiVo Inc.†	28,859	36,246
47	Xanadoo Co., Cl. A†	23,394	17,037
51,000	Yahoo! Inc.†	1,254,539	848,130

		16,761,939	23,485,733

	TOTAL OTHER	21,346,373	29,119,628

	TOTAL COMMON STOCKS	115,862,757	156,163,093

	WARRANTS — 0.8%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.8%
	Asia/Pacific — 0.8%
160,000	Bharti Airtel Ltd., expire 09/19/13† (a)	1,019,856	1,284,152

	TOTAL INVESTMENTS — 99.9%	$116,882,613	157,447,245

	Other Assets and Liabilities (Net) — 0.1%		107,033

	NET ASSETS — 100.0%		$157,554,278

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the market value of Rule 144A securities amounted to $2,295,376 or 1.46% of net assets.

(b)	Illiquid security.

(c)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2010, the market value of Regulation S securities amounted to $2,980,196 or 1.89% of total net assets, which was valued under methods approved by the Board Directors as follows:

				12/31/10
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
215,440	Orascom Telecom Holding SAE, GDR	04/05/07	$1,783,443	$3.6500
88,000	Sistema JSFC, GDR	02/09/05	1,723,007	24.9300

(d)	At December 31, 2010, the Fund held an investment in a restricted security amounting to $144,875 or 0.09% of net assets, which was valued under methods approved by the Board of Directors as follows:

				12/31/10
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0039

(e)	Denoted in units.

(f)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2010, the market value of fair valued securities amounted to $967,219 or 0.61% of net assets.

†	Non-income producing security.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

OJSC	Open Joint Stock Company

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	42.9%	$67,631,694
Europe	31.8	50,113,142
Latin America	10.4	16,382,218
Asia/Pacific	9.9	15,519,640
Japan	3.7	5,751,429
Africa/Middle East	1.3	2,049,122

	100.0%	$157,447,245

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Statement of Assets and Liabilities
December 31, 2010

Assets:
Investments, at value (cost $116,882,613)	$157,447,245
Receivable for investments sold	238,417
Receivable for Fund shares issued	94,478
Dividends receivable	358,394
Prepaid expenses	35,340

Total Assets	158,173,874

Liabilities:
Payable to custodian	9,807
Payable for Fund shares redeemed	61,940
Payable for investment advisory fees	132,880
Payable for distribution fees	33,719
Payable for accounting fees	7,500
Payable for legal and audit fees	50,288
Payable for shareholder communications expenses	42,682
Line of credit payable	232,000
Other accrued expenses	48,780

Total Liabilities	619,596

Net Assets (applicable to 7,714,185 shares outstanding)	$157,554,278

Net Assets Consist of:
Paid-in capital	$139,663,110
Accumulated distributions in excess of net investment income	(253,338)
Accumulated net realized loss on investments and foreign currency transactions	(22,427,535)
Net unrealized appreciation on investments	40,564,632
Net unrealized appreciation on foreign currency translations	7,409

Net Assets	$157,554,278

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($154,279,881 ÷ 7,552,551 shares outstanding; 75,000,000 shares authorized)	$20.43

Class A:
Net Asset Value and redemption price per share ($1,901,430 ÷ 93,136 shares outstanding; 50,000,000 shares authorized)	$20.42

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$21.67

Class B:
Net Asset Value and offering price per share ($72,320 ÷ 3,607 shares outstanding; 25,000,000 shares authorized)	$20.05	(a)

Class C:
Net Asset Value and offering price per share ($889,592 ÷ 44,754 shares outstanding; 25,000,000 shares authorized)	$19.88	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($411,055 ÷ 20,137 shares outstanding; 25,000,000 shares authorized)	$20.41

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Year Ended December 31, 2010

Investment Income:
Dividends (net of foreign withholding taxes of $490,854)	$5,186,622
Interest	1,134

Total Investment Income	5,187,756

Expenses:
Investment advisory fees	1,530,582
Distribution fees — Class AAA	374,925
Distribution fees — Class A	4,649
Distribution fees — Class B	816
Distribution fees — Class C	7,506
Shareholder services fees	186,206
Shareholder communications expenses	105,152
Custodian fees	88,180
Legal and audit fees	57,860
Accounting fees	45,000
Registration expenses	41,416
Directors’ fees	23,359
Interest expense	2,321
Miscellaneous expenses	23,646

Total Expenses	2,491,618

Less:
Custodian fee credits	(2)

Net Expenses	2,491,616

Net Investment Income	2,696,140

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	6,670,646
Net realized loss on foreign currency transactions	(19,010)

Net realized gain on investments and foreign currency transactions	6,651,636

Net change in unrealized appreciation/depreciation:

on investments	6,766,440

on foreign currency translations	(2,754)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,763,686

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	13,415,322

Net Increase in Net Assets Resulting from Operations	$16,111,462

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
Operations:
Net investment income	$2,696,140	$2,663,939
Net realized gain/(loss) on investments and foreign currency transactions	6,651,636	(2,386,315)
Net change in unrealized appreciation on investments and foreign currency translations	6,763,686	31,569,099

Net Increase in Net Assets Resulting from Operations	16,111,462	31,846,723

Distributions to Shareholders:
Net investment income
Class AAA	(2,735,566)	(2,939,971)
Class A	(33,548)	(29,177)
Class B	(684)	(1,251)
Class C	(11,034)	(8,616)
Class I	(8,256)	(8,465)

	(2,789,088)	(2,987,480)

Return of capital
Class AAA	—	(3,705)
Class A	—	(37)
Class B	—	(2)
Class C	—	(11)
Class I	—	(10)

	—	(3,765)

Total Distributions to Shareholders	(2,789,088)	(2,991,245)

Capital Share Transactions:
Class AAA	(14,099,904)	(12,824,415)
Class A	187,998	142,679
Class B	(33,858)	(19,565)
Class C	165,685	(14,253)
Class I	(22,444)	(77,528)

Net Decrease in Net Assets from Capital Share Transactions	(13,802,523)	(12,793,082)

Redemption Fees	(131)	219

Net Increase/(Decrease) in Net Assets	(480,280)	16,062,615
Net Assets:
Beginning of period	158,034,558	141,971,943

End of period (including undistributed net investment income of $0 and $0, respectively)	$157,554,278	$158,034,558

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)											Ratios to Average Net Assets/
		from Investment Operations				Distributions							Supplemental Data
				Net
	Net Asset			Realized and	Total					Net Asset		Net Assets	Net
Period	Value,	Net		Unrealized	from	Net	Return			Value,		End of	Investment		Portfolio
Ended	Beginning	Investment		Gain (Loss) on	Investment	Investment	of	Total	Redemption	End of	Total	Period	Income	Operating	Turnover
December 31,	of Period	Income (Loss)(a)		Investments	Operations	Income	Capital(b)	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)	Expenses(c)	Rate††
Class AAA
2010	$18.71	$0.34		$1.75	$2.09	$(0.37)	—	$(0.37)	$(0.00)	$20.43	11.2%	$154,280	1.76%	1.62%	6%
2009	15.31	0.30		3.46	3.76	(0.36)	$0.00	(0.36)	0.00	18.71	24.6	155,352	1.88	1.69	4
2008	26.34	0.32		(11.02)	(10.70)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	139,761	1.51	1.59	3
2007	22.46	0.25		3.86	4.11	(0.23)	—	(0.23)	0.00	26.34	18.3	307,368	0.98	1.50	11
2006	17.53	0.12		4.95	5.07	(0.14)	—	(0.14)	0.00	22.46	28.9	214,436	0.63	1.56	7
Class A
2010	$18.70	$0.36		$1.73	$2.09	$(0.37)	—	$(0.37)	$(0.00)	$20.42	11.2%	$1,901	1.87%	1.62%	6%
2009	15.31	0.29		3.46	3.75	(0.36)	$0.00	(0.36)	0.00	18.70	24.5	1,523	1.81	1.69	4
2008	26.32	0.32		(11.00)	(10.68)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	1,130	1.52	1.59	3
2007	22.43	0.23		3.89	4.12	(0.23)	—	(0.23)	0.00	26.32	18.4	2,728	0.89	1.50	11
2006	17.51	0.12		4.95	5.07	(0.15)	—	(0.15)	0.00	22.43	29.0	1,170	0.64	1.56	7
Class B
2010	$18.36	$0.19		$1.69	$1.88	$(0.19)	—	$(0.19)	$(0.00)	$20.05	10.3%	$72	1.02%	2.37%	6%
2009	15.03	0.18		3.38	3.56	(0.23)	$0.00	(0.23)	0.00	18.36	23.7	99	1.13	2.44	4
2008	25.67	0.20		(10.74)	(10.54)	(0.10)	—	(0.10)	0.00	15.03	(41.0)	102	0.95	2.34	3
2007	21.90	0.06		3.75	3.81	(0.04)	—	(0.04)	0.00	25.67	17.4	297	0.26	2.25	11
2006	17.11	(0.03)		4.82	4.79	—	—	—	0.00	21.90	28.0	291	(0.17)	2.31	7
Class C
2010	$18.25	$0.19		$1.69	$1.88	$(0.25)	—	$(0.25)	$(0.00)	$19.88	10.3%	$890	1.04%	2.37%	6%
2009	14.96	0.17		3.36	3.53	(0.24)	$0.00	(0.24)	0.00	18.25	23.6	659	1.08	2.44	4
2008	25.50	0.15		(10.61)	(10.46)	(0.08)	—	(0.08)	0.00	14.96	(41.0)	563	0.73	2.34	3
2007	21.76	0.05		3.72	3.77	(0.03)	—	(0.03)	0.00	25.50	17.3	2,122	0.19	2.25	11
2006	17.03	0.00	(b)	4.77	4.77	(0.04)	—	(0.04)	0.00	21.76	28.0	351	(0.02)	2.31	7
Class I
2010	$18.70	$0.39		$1.74	$2.13	$(0.42)	—	$(0.42)	$(0.00)	$20.41	11.4%	$411	2.06%	1.37%	6%
2009	15.30	0.35		3.45	3.80	(0.40)	$0.00	(0.40)	0.00	18.70	24.8	402	2.17	1.44	4
2008(d)	25.53	0.35		(10.19)	(9.84)	(0.39)	—	(0.39)	0.00	15.30	(38.5)	416	1.78 (e)	1.34 (e)	3

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 25%. The portfolio turnover rate for the year ended 2006 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.57% (Class AAA), 1.57% (Class A), 2.32% (Class B), 2.32% (Class C), and 1.32% (Class I), respectively. For the years ended December 31, 2010, 2009, 2007, and 2006, the effect of interest expense was minimal.

(d)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(e)	Annualized.
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements
1. Organization. The GAMCO Global Telecommunications Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2010 is as follows:

	Valuation Inputs
		Level 2 Other
	Level 1	Significant Observable	Level 3 Significant	Total Market Value
	Quoted Prices	Inputs	Unobservable Inputs	at 12/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
North America	$22,635,144	$1,090,044	$110	$23,725,298
Other Regions (a)	50,369,838	—	—	50,369,838
WIRELESS TELECOMMUNICATIONS SERVICES
Latin America	9,369,656	—	0	9,369,656
Other Regions (a)	43,578,673	—	—	43,578,673
OTHER
Asia/Pacific	$794,422	$24,523	$—	$818,945
North America	23,484,151	—	1,582	23,485,733
Other Regions (a)	4,814,950	—	—	4,814,950

Total Common Stocks	155,046,834	1,114,567	1,692	156,163,093

Warrants (a)	—	1,284,152	—	1,284,152

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$155,046,834	$2,398,719	$1,692	$157,447,245

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	12/31/10	12/31/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
North America	$110	$—	$71,568	$—	$(71,568)	$—	$—	$110	$—
WIRELESS TELECOMMUNICATIONS SERVICES
Latin America	—	—	—	(69,307)	—	69,307	—	0	(69,307)
OTHER
North America	4	—	(840)	7,346	(8,260)	3,332	—	1,582	6,510

Total Common Stocks	114	—	70,728	(61,961)	(79,828)	72,639	—	1,692	(62,797)

TOTAL INVESTMENTS IN SECURITIES	$114	$—	$70,728	$(61,961)	$(79,828)	$72,639	$—	$1,692	$(62,797)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at December 31, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the year ended December 31, 2010, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended December 31, 2010, the Fund held no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2010, the Fund held no investments in repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At December 31, 2010, there were no short sales outstanding.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions.The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of December 31, 2010, refer to the Schedule of Investments.
Concentration Risks. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s net asset value (“NAV”) and a magnified effect in its total return.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, expired capital loss carryforwards, recharacterization of distributions, and reclassifications of litigation income. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2010, reclassifications were made to decrease accumulated distributions in excess of net investment income by $93,242 and decrease accumulated net realized loss on investments and foreign currency transactions by $2,221,304, with an offsetting adjustment to additional paid-in capital.
The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 was as follows:

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
Distributions paid from:
Ordinary income	$2,789,088	$2,987,480
Return of capital	—	3,765

	$2,789,088	$2,991,245

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2010, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(19,781,711)
Net unrealized appreciation on investments and foreign currency translations	37,672,879

Total	$17,891,168

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $19,781,711 which are available to reduce future required distributions of net capital gains to shareholders. $11,910,139 of the loss carryforward is available through 2011; $3,314,655 is available through 2012; $250,132 is available through 2016; and $4,306,785 is available through 2017.
During the year ended December 31, 2010, the Fund utilized capital loss carryforwards of $6,711,336.
During the year ended December 31, 2010, $2,265,326 of the capital loss carryforwards expired.
At December 31, 2010, the temporary difference between book basis and tax basis net unrealized appreciation on investments was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on investments in passive foreign investment companies.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$119,781,775	$55,328,754	$(17,663,284)	$37,665,470
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2010, other than short-term securities and U.S. Government obligations, aggregated $9,524,504 and $20,909,857, respectively.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
6. Transactions with Affiliates. During the year ended December 31, 2010, the Fund paid brokerage commissions on security trades of $20,717 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $1,667 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2010, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2010, borrowings outstanding under the line of credit amounted to $232,000.
The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2010 was $146,214 with a weighted average interest rate of 1.41%. The maximum amount borrowed at any time during the year ended December 31, 2010 was $1,284,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2010 and December 31, 2009 amounted to ($131) and $219, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	666,415	$12,512,680	724,622	$11,924,198
Shares issued upon reinvestment of distributions	127,366	2,598,261	148,517	2,798,066
Shares redeemed	(1,542,428)	(29,210,845)	(1,698,778)	(27,546,679)

Net decrease	(748,647)	$(14,099,904)	(825,639)	$(12,824,415)

Class A
Shares sold	44,347	$832,442	31,366	$527,531
Shares issued upon reinvestment of distributions	1,192	24,308	1,026	19,314
Shares redeemed	(33,811)	(668,752)	(24,812)	(404,166)

Net increase	11,728	$187,998	7,580	$142,679

Class B
Shares issued upon reinvestment of distributions	19	$370	40	$739
Shares redeemed	(1,827)	(34,228)	(1,412)	(20,304)

Net decrease	(1,808)	$(33,858)	(1,372)	$(19,565)

Class C
Shares sold	16,520	$309,349	9,932	$166,337
Shares issued upon reinvestment of distributions	404	8,018	342	6,283
Shares redeemed	(8,298)	(151,682)	(11,751)	(186,873)

Net increase/(decrease)	8,626	$165,685	(1,477)	$(14,253)

Class I
Shares sold	8,880	$170,254	7,794	$132,046
Shares issued upon reinvestment of distributions	405	8,238	352	6,634
Shares redeemed	(10,631)	(200,936)	(13,861)	(216,208)

Net decrease	(1,346)	$(22,444)	(5,715)	$(77,528)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued)
10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which would allow the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The GAMCO Global Telecommunications Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of
Directors of GAMCO Global Series Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Telecommunications Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc., as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania February 28, 2011

The GAMCO Global Telecommunications Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
During the six months ended December 31, 2010, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the Fund’s portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of global telecommunications funds, noting that the Fund’s performance was in the third quartile in its peer group for the one year period, in the top third of its peer group for the three year period, and was above average for the five year period.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative charge and with a standalone administrative charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that the affiliated broker received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data relating to the impact of 20% growth in the Fund on the Adviser’s profitability.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Lipper peer group of telecommunication funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratio was above average and the Fund’s size was below average within this group. The Board Members compared the management fee to the fees for other funds managed by the Adviser and considered fees charged by an affiliated adviser for general equity institutional accounts and unregistered funds.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a performance record that was satisfactory. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

The GAMCO Global Telecommunications Fund
Additional Fund Information (Unaudited)
The business and affairs of the Corporation are managed under the direction of the Corporation’s Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Corporation’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Telecommunications Fund at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Director	During Past Five Years	Held by Director[4]
INTERESTED DIRECTORS[3]:
Mario J. Gabelli Director and Chief Investment Officer Age: 68	Since 1993	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

John D. Gabelli Director Age: 66	Since 1993	10	Senior Vice President of Gabelli & Company, Inc.	—

INDEPENDENT DIRECTORS[5]:
E. Val Cerutti Director Age: 71	Since 2001	7	Chief Executive Officer of Cerutti Consultants, Inc.	Director of The LGL Group, Inc. (diversified manufacturing) (1990-2009)

Anthony J. Colavita Director Age: 75	Since 1993	34	President of the law firm of Anthony J. Colavita, P.C.	—

Arthur V. Ferrara Director Age: 80	Since 2001	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1992-1995)	—

Werner J. Roeder, MD Director Age: 70	Since 1993	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 76	Since 1993	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	Director of Aurado Energy Inc. (oil and gas operations) through 2005

Salvatore J. Zizza Director Age: 65	Since 2004	28	Chairman and Chief Executive Officer of Zizza & Co., Ltd. (private holding company) and Chief Executive Officer of General Employment Enterprises, Inc.	Director of Harbor BioSciences, Inc. (biotechnology) and Trans-Lux Corporation (business services); Chairman of each of BAM (manufacturing); Metropolitan Paper Recycling (recycling); Bergen Cove Realty Inc. (real estate); Bion Environmental Technologies (technology) (2005-2008); Director of Earl Scheib Inc. (automotive painting) through April 2009

The GAMCO Global Telecommunications Fund
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 59	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director of Teton Advisors, Inc. since 1998; Chairman of Teton Advisors, Inc. 2008 to 2010; President of Teton Advisors, Inc. 1998 through 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 52	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

Peter D. Goldstein Chief Compliance Officer Age: 57	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Corporation’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.
2010 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended December 31, 2010, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.3677, $0.3672, $0.1907, $0.2488, and $0.4180 per share for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2010, 34.21% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.02% of the ordinary income distributions as qualified interest income, pursuant to the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.
U.S. Government Income:
The percentage of the ordinary income distribution paid by the Fund during 2010 which was derived from U.S. Treasury securities was 0.02%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The GAMCO Global Telecommunications Fund did not meet this strict requirement in 2010. The percentage of U.S. Government securities held as of December 31, 2010 was 0.00%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GAMCO Global Series Funds, Inc.
The GAMCO Global Telecommunications Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The GAMCO Global Telecommunications Fund
Morningstar® rated The GAMCO Global Telecommunications Fund Class AAA Shares
4 stars overall and 3 stars for the three year period and 4 stars for the five and ten year periods ended December 31, 2010 among 39, 39, 33, and 29 Communications funds, respectively.
ANNUAL REPORT
DECEMBER 31, 2010

Item 2.	Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $123,100 for 2009 and $88,000 for 2010.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2010.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $17,200 for 2009 and $12,400 for 2010. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)		The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2010.

(e)	(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

		Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)	(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) N/A
(c) 0%
(d) N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $17,200 for 2009 and $17,400 for 2010.
(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)	(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)	(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/9/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/9/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/9/11

*	Print the name and title of each signing officer under his or her signature.